UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  Investment Company Act file number 811-08953
                                                    ----------------------------

                           HIGHLAND FLOATING RATE FUND
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                           13455 Noel Road, Suite 1300
                               DALLAS, TEXAS 75240
--------------------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                                James D. Dondero
                        Highland Capital Management, L.P.
                           13455 Noel Road, Suite 1300
                               DALLAS, TEXAS 75240
--------------------------------------------------------------------------------
                     (Name and address of agent for service)


       registrant's telephone number, including area code: (877) 532-2834
                                                          ---------------

                       Date of fiscal year end: AUGUST 31
                                               ----------

                    Date of reporting period: AUGUST 31, 2005
                                             ----------------

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

The Report to Shareholders is attached herewith.

[GRAPHIC OMITTED] COVER PHOTO

HIGHLAND FLOATING RATE FUND
Annual Report
August 31, 2005

[GRAPHIC OMITTED] HIGHLAND FUNDS
managed by Highland Capital Management, L.P.

--------------------------------------------------------------------------------
                                                     HIGHLAND FLOATING RATE FUND

   TABLE OF CONTENTS

   Portfolio Managers' Letter ...............................................  1
   Fund Profile .............................................................  3
   Performance Information ..................................................  4
   Understanding Your Expenses ..............................................  5
   Financial Statements .....................................................  6
      Investment Portfolio ..................................................  7
      Portfolio Statement of Assets and Liabilities ......................... 16
      Portfolio Statement of Operations ..................................... 17
      Portfolio Statements of Changes in Net Assets ......................... 18
      Portfolio Statement of Cash Flows ..................................... 19
      Portfolio Financial Highlights ........................................ 20
      Fund Statement of Assets and Liabilities .............................. 21
      Fund Statement of Operations .......................................... 22
      Fund Statements of Changes in Net Assets .............................. 23
      Fund Financial Highlights ............................................. 25
      Notes to Financial Statements ......................................... 29
   Report of Independent Registered Public Accounting Firm .................. 36
   Trustees and Officers .................................................... 37
   Important Information About This Report .................................. 39

Economic and market conditions change frequently. There is no assurance that the trends described in this report will continue or commence.



         A prospectus must precede or accompany this report. Please read the prospectus carefully before you invest.

PORTFOLIO MANAGERS' LETTER
--------------------------------------------------------------------------------
                                                     HIGHLAND FLOATING RATE FUND

Dear Shareholders:

Highland Floating Rate Fund (the "Fund") is a continuously offered, non-diversified, closed-end management investment company that invests all of its investable assets in the Highland Floating Rate Limited Liability Company (the "Portfolio"). The Portfolio seeks to provide a high level of current income consistent with preservation of capital.


PERFORMANCE SUMMARY
For the 12-month period ended August 31, 2005, Class A shares of Highland Floating Rate Fund returned 5.93% without sales charge. That was less than the return of the fund's benchmark, the Credit Suisse First Boston ("CSFB") Leveraged Loan Index, which was 5.96% for the period. However, the Fund did better than the Lipper Loan Participation Loan Category average, which was 5.83% for the period. We are disappointed that the Fund did not outperform the CSFB Leveraged Loan Index, but we believe that the Fund is positioned to excel in the future.


LEVERAGE LOAN MARKET OVERVIEW
The year ending August 31, 2005 was another strong year for the leveraged loan market, which was fueled by improved earnings, and increased demand for floating rate loans. For the fiscal year ended August 31, 2005, total leveraged loan volume, as tracked by Standard & Poor's/Leveraged Commentary & Data, increased strongly to $279 billion, versus $215 billion in the prior year. However, during the year default rates, as tracked by Standard & Poor's/Loan Syndication & Trading Association Leveraged Loan Index, increased from a lagging 12 month default rate of 0.94% as of August 31, 2004, to 1.51% as of August 31, 2005.

As tracked by the CSFB Leveraged Loan Index, spreads on leveraged loans tightened considerably during the fiscal year of the Fund from a weighted average spread of 302 basis points at August 31, 2004, to 265 basis points at August 31, 2005. This spread tightening was offset by a significant increase in LIBOR (London Interbank Offered Rate) over the fiscal year. LIBOR is the rate of interest at which banks can borrow funds from other banks, in marketable size, in the London interbank market. As you can see in the chart below, three month LIBOR rose from 1.67% at August 31, 2004, to 3.70% at August 31, 2005. As a result, even though spreads tightened, the weighted average coupon on leveraged loans, as tracked by the CSFB Leveraged Loan Index, increased from 4.71% at August 31, 2004, to 6.34% at August 31, 2005, a change of 1.63% over the fiscal year.

                                [GRAPHIC OMITTED]
     EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC AS FOLLOWS:

--------------------------------------------------------------------------------
                        3 MONTH LIBOR - 8/31/04-8/31/05*

8/31/04         1.67
9/30/04         1.84
10/31/04        2
11/30/04        2.29
12/31/04        2.4
1/31/05         2.59
2/28/05         2.72
3/31/05         2.87
4/30/05         3.09
5/31/05         3.13
6/30/05         3.34
7/31/05         3.52
8/31/05         3.7
--------------------------------------------------------------------------------
* Source British Bankers Association



PORTFOLIO OVERVIEW
During the fiscal year the Portfolio initiated core positions in several new investments. Specifically, positions were taken in loans issued by Home Interiors & Gifts, Inc., a manufacturer and distributor of home decorative accessories, DS Waters

--------------------------------------------------------------------------------
                                                     HIGHLAND FLOATING RATE FUND

Enterprises LP, a home and office delivery bottled water operator, General Growth Properties, Inc., a real estate investment trust engaged in the ownership, operation, acquisition, and development of regional mall and community shopping centers, Extended Stay America, Inc., an operator of extended stay lodging hotels, and SunGard Data Systems, Inc., a provider of integrated software and processing solutions and information availability services. These comprise 1.9%, 1.3%, 1.3%, 1.3%, and 1.3% of net assets, respectively. These percentages represent the percentages of net assets for each holding as of August 31, 2005 and are subject to change.

The Portfolio continues to overweight the following industries versus the index:
Cable & Satellite Television, Building & Development, and Lodging & Casinos.

Cable & Satellite Television, which constituted 9.9% of net assets, performed well for the Portfolio. Specifically, Century Cable Holdings and Charter Communications Operating LLC (2.2% and 1.4% of net assets, respectively) had another strong year for the Portfolio.

We believe the Portfolio remains well diversified. As of August 31, 2005, the average individual loan position represented approximately 0.03% of total assets, while the average industry sector exposure accounted for roughly 2.4%.



ADDITIONAL FUND INFORMATION
Effective May 23, 2005, the Portfolio is now able to invest up to 20% of its net assets in senior loans of foreign borrowers that are foreign currency denominated. We believe this change will be of benefit to the Fund and allow it to invest in senior loans previously unavailable to the Fund.

We thank you for your investment in the Fund.



/S/MARK OKADA              /S/JOE DOUGHERTY
Mark Okada                 Joe Dougherty

Portfolio Manager          Portfolio Manager



Mark Okada and Joe Dougherty have been portfolio managers of the Highland Floating Rate Fund since April 15, 2004.

Just like any other investment, floating rate loan investments present financial risks. Defaults on the loans in the Portfolio could reduce the Fund's net asset value and its distributions, as could nonpayment of scheduled interest and principal. Prepayment of principal by a borrower could result in the Funds' managers having to replace the loan with a lower-yielding security, which could affect the valuation of the Portfolio's holdings.

The Fund is a continuously offered, closed-end management investment company that provides limited liquidity through a quarterly tender offer for between 5% and 25% of outstanding shares. Each quarter, the Fund's Trustees must approve the actual tender. Please read the Fund's prospectus and statement of additional information carefully for more details.

The Fund may invest a high percentage of assets in a limited number of loans, so the default of any individual holdings can have a greater impact on the Fund's net asset value than could a default in a more diversified portfolio.

Floating rate loans are not covered by FDIC insurance or other guarantees relating to timely payment of principal and interest.

Since economic and market conditions change frequently, there can be no assurance that the trends described here will continue or that the forecasts will come to pass. The opinions expressed are those of the management of the Fund and are subject to change.

FUND PROFILE
--------------------------------------------------------------------------------
                                                     HIGHLAND FLOATING RATE FUND

                                   OBJECTIVE
  The Fund invests all of its investable assets in Highland Floating Rate Limited Liability Company (the "Portfolio"). The Portfolio seeks a high level of current income consistent with preservation of capital.

                                TOTAL NET ASSETS
                                (AS OF 08/31/05)
                                $1,085.1 million


The information below gives you a snapshot of your Fund at the end of the reporting period. Your Fund is actively managed and the composition of its portfolio will change over time.


QUALITY BREAKDOWN AS OF 08/31/05 (%)
-----------------------------------
Ba                             17.0
-----------------------------------
B                              56.1
-----------------------------------
Caa                             6.6
-----------------------------------
NR                             20.3
-----------------------------------

TOP 5 SECTORS AS OF 08/31/05 (%)
------------------------------------
Cable & Satellite Television     9.8
------------------------------------
Health Care                      7.2
------------------------------------
Leisure Goods/Activities/Movies  6.0
------------------------------------
Electronic/Electric              5.7
------------------------------------
Building & Development           5.0
------------------------------------


TOP 10 HOLDINGS AS OF 08/31/05 (%)
--------------------------------------------------------------------------------
Home Interiors & Gifts, Inc., Initial Term Loan, 8.38%, 03/31/11          1.9
--------------------------------------------------------------------------------
DS Waters Enterprises LP, Term Loan, 8.17%, 11/07/09                      1.3
--------------------------------------------------------------------------------
General Growth Properties, Inc., Tranche B Term Loan, 5.67%, 11/12/08     1.3
--------------------------------------------------------------------------------
Cricket Communications, Inc., Term Loan B, 5.99%, 01/10/11                1.3
--------------------------------------------------------------------------------
Extended Stay America, Inc., Mezzanine Loan, 08/01/08                     1.3
--------------------------------------------------------------------------------
Century Cable Holdings LLC, Term Loan, 8.50%, 06/30/09                    1.3
--------------------------------------------------------------------------------
OpBiz LLC, Term Loan A, 6.50%, 08/31/10                                   1.2
--------------------------------------------------------------------------------
Charter Communications Operating LLC, Tranche B Term Loan, 6.93%,
04/07/11                                                                  1.2
--------------------------------------------------------------------------------
Hilton Head Communications LP, Revolver, 6.50%, 09/30/07                  1.2
--------------------------------------------------------------------------------
SunGard Data Systems, Inc., U.S. Term Loan, 6.28%, 02/11/13               1.1
--------------------------------------------------------------------------------








Quality is calculated as a percentage of total notes and bonds. Sectors and holdings are calculated as a percentage of net assets.

PERFORMANCE INFORMATION
--------------------------------------------------------------------------------
                                                     HIGHLAND FLOATING RATE FUND

        VALUE OF $10,000 INVESTMENT 12/17/98 (INCEPTION DATE) - 08/31/05*

                                [GRAPHIC OMITTED]
     EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC AS FOLLOWS:

Class Z Shares -- $15,235 ]
Class A (with sales charge) -- $13,527
Class B (without sales charge) -- $13,698
Class C (without sales charge) -- $13,579
CSFB Leveraged Loan Index -- $13,902







      Floating    cfsb     Highland    Highland      Highland
        Rate    leveraged  Floating    Floating     Floating
       Class Z    loan     Rate Fund  Rate Fund     Rate Fund
       shares    index    - Class A   - Class B     - Class C
12/98   10000    10000    (with sales (without      (without
8/99    10555    10370     charge)   sales charge) sales charge)
11/99   10633    10331      9654        10000         10000
8/00    11423    10846     10307        10633         10618
8/01    11982    11381     10777        11077         11047
8/02    11702    11162     10489        10743         10698
8/03    13038    12256     11646        11887         11819
8/04    14346    13120     12769        12989         12895
8/05    15235    13902     13527        13698         13579


This chart compares a $10,000 investment made in each class of the Fund to $10,000 investments made in the index, the Credit Suisse First Boston ("CSFB") Leveraged Loan Index. CSFB Leveraged Loan Index is an unmanaged index that tracks the performance of senior floating rate bank loans. Unlike mutual funds, indices are not investments, do not incur fees or expenses and are not professionally managed. It is not possible to invest directly in an index. Securities in the fund may not match those in an index.

* Highland Floating Rate Fund Class A, Class B, and Class C performance is from November 02, 1999. Index performance is from December 31, 1998.


PERFORMANCE OF A $10,000 INVESTMENT CLASS INCEPTION - 08/31/05 ($)
--------------------------------------------------------------------------------
Sales Charge            Without                  With
--------------------------------------------------------------------------------
Class A                 14,011                  13,527
--------------------------------------------------------------------------------
Class B                 13,698                  13,698
--------------------------------------------------------------------------------
Class C                 13,579                  13,579
--------------------------------------------------------------------------------
Class Z                 15,235                   n/a
--------------------------------------------------------------------------------


AVERAGE ANNUAL TOTAL RETURNS AS OF 08/31/05 (%)
------------------------------------------------------------------------------------------------------------------------------------
Share Class                               A                          B                       C                        Z
------------------------------------------------------------------------------------------------------------------------------------
Class Inception Date                    11/02/99                   11/02/99                11/02/99                 12/17/98
------------------------------------------------------------------------------------------------------------------------------------
Sales Charge                     Without      With           Without     With         Without     With              Without
------------------------------------------------------------------------------------------------------------------------------------
  1 - YEAR                         5.93        2.18           5.46       2.21          5.30       4.30              6.20
  5 - YEAR                         5.59        4.84           5.20       5.04          5.04       5.04              5.93
  SINCE INCEPTION                  5.96        5.32           5.55       5.55          5.39       5.39              6.48

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE. PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, UPON REDEMPTION MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END, PLEASE VISIT OUR WEBSITE AT WWW.HIGHLANDFUNDS.COM.

PERFORMANCE FIGURES DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR REDEMPTIONS OF FUND SHARES. ALL RESULTS SHOWN ASSUME REINVESTMENT OF DISTRIBUTIONS. RETURN FIGURES REFLECT VOLUNTARY EXPENSE REIMBURSEMENTS AND FEE WAIVERS. WITHOUT REIMBURSEMENTS OR WAIVERS, FUND RETURNS WOULD HAVE BEEN LOWER.

TOTAL RETURNS "WITHOUT SALES CHARGE", DOES NOT INCLUDE SALES CHARGE OR CONTINGENT DEFERRED SALES CHARGE (CDSC). TOTAL RETURNS "WITH SALES CHARGE", REFLECT THE MAXIMUM SALES CHARGE OF 3.50% ON CLASS A SHARES; THE MAXIMUM CDSC OF 3.25% ON CLASS B SHARES SUBMITTED AND ACCEPTED FOR REPURCHASE DURING THE FIRST YEAR AFTER EACH PURCHASE FOR CALCULATION OF THE 1-YEAR RETURN AND THE MAXIMUM OF 1.00% ON CLASS B SHARES SOLD WITHIN THE FIFTH YEAR THEY ARE PURCHASED FOR CALCULATION OF THE 5-YEAR RETURN; AND THE CDSC OF 1.00% ON CLASS C SHARES SOLD WITHIN THE FIRST YEAR THEY ARE PURCHASED.

UNDERSTANDING YOUR EXPENSES
--------------------------------------------------------------------------------
                                                     HIGHLAND FLOATING RATE FUND

DISCLOSURE OF FUND EXPENSES: We believe it is important for you to understand the impact of fees regarding your investment. All mutual funds have operating expenses. As a shareholder of a mutual fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund's gross income, directly reduce the investment return of the fund. A fund's expenses are expressed as a percentage of its average daily net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing fees (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

This table illustrates your Fund's costs in two ways:

ACTUAL FUND RETURN: This section helps you to estimate the actual expenses, after any applicable fee waivers, that you paid over the period. The "Ending Account Value" shown is derived from the Fund's actual return for the past six month period, the "Expense Ratio" column shows the period's annualized expense ratio, and the "Expenses Paid During Period" column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund at the beginning of the period.

You may use the information here, together with your account value, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund in the first line under the heading entitled "Expenses Paid During Period."

HYPOTHETICAL 5% RETURN: This section is intended to help you compare your Fund's costs with those of other mutual funds. It assumes that the Fund had an annual return of 5% before expenses, but that the expense ratio is unchanged. In this case, because the return used is not the Fund's actual return, the results do not apply to your investment. This example is useful in making comparisons to other mutual funds because the SEC requires all mutual funds to calculate expenses based on an assumed 5% annual return. You can assess your Fund's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the table reflect the expenses of both the Fund and the allocated amount of the Portfolio and are meant to highlight and help you compare your ongoing costs only and do not reflect any transactional costs such as sales charges (loads) and redemption fees, which are described in the Prospectus. If these costs were applied to your account, your costs would be higher.



MARCH 1, 2005 - AUGUST 31, 2005
------------------------------------------------------------------------------------------------------------------------------------
                      Account Value at the          Account Value at the         Expenses Paid             Fund's annualized
                    beginning of the period ($)     end of the period ($)      during the period ($)(1)    expense ratio (%)(2)
------------------------------------------------------------------------------------------------------------------------------------
                     ACTUAL     HYPOTHETICAL       ACTUAL    HYPOTHETICAL     ACTUAL      HYPOTHETICAL
  CLASS A           1,000.00       1,000.00       1,030.40      1,018.95        6.35          6.31              1.24
  CLASS B           1,000.00       1,000.00       1,028.60      1,017.19        8.13          8.08              1.59
  CLASS C           1,000.00       1,000.00       1,027.80      1,016.43        8.89          8.84              1.74
  CLASS Z           1,000.00       1,000.00       1,032.20      1,020.72        4.56          4.53              0.89

(1) Expenses paid during the period are equal to the Fund's annualized expense ratio including those expenses allocated from the Portfolio, multiplied by the average account value over the period, then multiplied by the number of days in most recent fiscal half-year and divided by 365.
(2) Annualized, based on the Fund's most recent fiscal half-year expenses.

FINANCIAL STATEMENTS
--------------------------------------------------------------------------------
AUGUST 31, 2005                                      HIGHLAND FLOATING RATE FUND

         A GUIDE TO UNDERSTANDING YOUR FUND AND PORTFOLIO'S FINANCIAL STATEMENTS

                           INVESTMENT PORTFOLIO      The Investment Portfolio
details all of the Portfolio's holdings and their market value as of the last day of the reporting period. Portfolio holdings are organized by type of asset and industry to demonstrate areas of concentration and diversification.



           STATEMENT OF ASSETS AND LIABILITIES This statement details the Fund's assets, liabilities, net assets and share price for each share class as of the last day of the reporting period. Net assets are calculated by subtracting all the Fund's liabilities (including any unpaid expenses) from the total of the Fund's investment and non-investment assets. The share price for each class is calculated by dividing net assets for that class by the number of shares outstanding in that class as of the last day of the reporting period.



                        STATEMENT OF OPERATIONS      This statement details
income earned by the Fund and the expenses accrued by the Fund during the reporting period. The Statement of Operations also shows any net gain or loss the Fund realized on the sales of its holdings during the period, as well as any unrealized gains or losses recognized over the period. The total of these results represents the Fund's net increase or decrease in net assets from operations.



            STATEMENTS OF CHANGES IN NET ASSETS These statements demonstrate how the Fund's net assets were affected by its operating results, distributions to shareholders and shareholder transactions (e.g., subscriptions, redemptions and dividend reinvestments) during the reporting period. The Statement of Changes in Net Assets also details changes in the number of shares outstanding.



                       STATEMENT OF CASH FLOWS       The Statement of Cash Flows
reports net cash and foreign currency provided or used by operating, investing and financing activities and the net effect of those flows on cash, foreign currency and cash equivalents during the period.



                          FINANCIAL HIGHLIGHTS       The Financial Highlights
demonstrate how the Fund's net asset value per share wasb affected by the fund's operating results. The Financial Highlights table also discloses the classes' performance and certain key ratios (e.g., class expenses and net investment income as a percentage of average net assets).



                 NOTES TO FINANCIAL STATEMENTS These notes disclose the organizational background of the Fund, its significant accounting policies (including those surrounding security valuation, income recognition and distributions to shareholders), federal tax information, fees and compensation paid to affiliates and significant risks and contingencies.

INVESTMENT PORTFOLIO
AUGUST 31, 2005                 HIGHLAND FLOATING RATE LIMITED LIABILITY COMPANY


 PRINCIPAL AMOUNT/
  COMMITMENT ($)                                     VALUE ($)
-----------------                                   ---------


SENIOR LOAN NOTES (A) - 92.6%

AEROSPACE/DEFENSE - 0.3%
  2,985,882   Vought Aircraft Industries, Inc.
               Term Loan, 6.17%, 12/22/11 ......    3,038,762
                                                 ------------

AIR TRANSPORT - 0.7%
              Continental Airlines, Inc.
    857,143    Tranche A-1 Term Loan,
               8.73%, 06/01/11 .................      860,357
  2,142,857    Tranche A-2 Term Loan,
               8.73%, 06/01/11 .................    2,150,893
  2,000,000   Northwest Airlines, Inc.
               Tranche C Term Loan,
               10.07%, 11/23/10 ................    1,967,500
  3,363,375   United Airlines, Inc., DIP
               Tranche B Term Loan,
               7.96%, 12/30/05 .................    3,390,013
                                                 ------------
                                                    8,368,763
                                                 ------------

AUTOMOTIVE - 4.4%
              CSA Acquisition Corp.
  1,144,250    Tranche B Term Loan,
               5.50%, 12/23/11 .................    1,147,592
    613,583    Tranche C Term Loan,
               5.50%, 12/23/11 .................      613,583
  4,500,000   Delphi Corp.
               Term Loan, 10.30%, 06/14/11 (b) .    4,626,173
              Federal-Mogul Corp.
  1,270,249    Supplemental Revolver,
               7.43%, 12/09/05 .................    1,140,049
  5,000,000    Tranche B Term Loan,
               6.18%, 02/24/05 (f) .............    4,648,200
  1,048,750    Tranche C Term Loan,
               7.43%, 12/09/05 .................    1,051,372
              Goodyear Tire & Rubber Co.
  5,500,000    Second Lien Term Loan,
               6.32%, 04/30/10 .................    5,573,370
  3,500,000    Third Lien Term Loan,
               7.07%, 03/01/11 .................    3,492,580
  3,263,900   Hayes Lemmerz International, Inc.
               Term Loan B, 6.85%, 06/03/09 ....    3,304,013
  1,000,000   Insurance Auto Auctions, Inc.
               Term Loan, 6.45%, 05/19/12 ......    1,011,880
  1,975,025   J.L. French Automotive
               Castings, Inc.
               First Lien Term Loan,
               7.87%, 07/31/11 .................    1,886,149
              Key Plastics LLC
  5,274,125    Term Loan B, 6.64%, 06/29/10 ....    5,313,681
  5,825,000    Term Loan C, 9.40%, 06/25/11 ....    5,723,063
    830,434   Keystone Automotive Industries, Inc.
               Term Loan B, 5.81%, 10/30/09 ....      836,663
  2,457,411   Rexnord Corp.
               Term Loan B, 6.13%, 12/31/11 ....    2,486,605
  3,960,000   Stanadyne Corp.
               Term Loan, 7.08%, 08/02/10 ......    4,009,500
              Tenneco Automotive, Inc.
  1,779,338    Tranche B Term Loan,
               6.08%, 12/12/10 .................    1,805,476
    781,632    Tranche B-1 Credit Linked
               Deposit, 5.59%, 12/12/10 ........      797,264
                                                 ------------
                                                   49,467,213
                                                 ------------

 PRINCIPAL AMOUNT/
  COMMITMENT ($)                                     VALUE ($)
-----------------                                   ---------

BEVERAGE & TOBACCO - 2.7%
  2,733,333   Caribbean Restaurant LLC
               Tranche B, 6.34%, 06/30/09 ......    2,776,903
    581,925   Commonwealth Brands, Inc.
               Incremental Term Loan,
               7.00%, 08/28/07                        592,836
  5,154,000   Dr. Pepper Bottling Company of
               Texas Tranche B Term Loan,
               5.35%, 12/19/10 .................    5,235,175
 15,525,680   DS Waters Enterprises LP
               Term Loan, 8.17%, 11/07/09 ......   15,191,878
  1,995,000   Intabex Netherlands BV
               Term Loan B, 6.73%, 05/13/10 ....    2,024,925
  3,750,000   National Distributing Co., Inc.
               Second Lien Term Loan,
               10.15%, 06/01/10 ................    3,759,375
  1,235,294   Sunny Delight Beverage Co.
               First Lien Term Loan,
               7.95%, 08/20/10 .................    1,239,926
                                                 ------------
                                                   30,821,018
                                                 ------------

BROADCAST RADIO & TELEVISION - 1.6%
  5,500,000   HIT Entertainment PLC
               Second Lien Term Loan,
               02/17/13 (b) ....................    5,634,090
  1,043,977   NEP Supershooters LP
               Second Lien Term Loan,
               11.48%, 08/03/11 ................    1,038,757
              Spanish Broadcasting Systems, Inc.
  2,992,500    First Lien Term Loan,
               5.49%, 06/10/12 .................    3,039,273
  1,000,000    Second Lien Term Loan,
               7.51%, 06/10/13 .................    1,015,000
  4,946,681   Warner Music Group
               Term Loan B, 5.70%, 02/28/11 ....    5,004,952
  3,000,000   Young Broadcasting, Inc.
               Term Loan, 5.77%, 11/03/12 (b) ..    3,032,520
                                                 ------------
                                                   18,764,592
                                                 ------------

BUILDING & DEVELOPMENT - 5.0%
  5,030,218   Atrium Cos., Inc.
               Term Loan, 6.37%, 12/28/11 (b) ..    4,963,114
              Custom Building Products, Inc.
  1,995,000    First Lien Term Loan,
               5.74%, 10/20/11 .................    2,011,199
  1,000,000    Second Lien Term Loan,
               8.58%, 04/20/12 .................      994,380
  1,985,000   DESA LLC
               Term Loan, 8.59%, 11/26/11 ......    1,950,263
  3,500,000   Harmon Koval Partners LLC
               Second Lien Term Loan,
               10.55%, 06/30/07 ................    3,561,250
  4,302,086   Lake at Las Vegas Joint Venture
               First Lien Term Loan,
               6.31%, 11/01/09 .................    4,355,862


                SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.                7

AUGUST 31, 2005                 HIGHLAND FLOATING RATE LIMITED LIABILITY COMPANY


 PRINCIPAL AMOUNT/
  COMMITMENT ($)                                     VALUE ($)
-----------------                                   ---------

SENIOR LOAN NOTES (CONTINUED)

BUILDING & DEVELOPMENT (CONTINUED)
              LNR Property Corp.
  1,000,000    Tier A Mezzanine,
               7.71%, 02/03/08 .................    1,007,500
  1,866,467    Tranche A Term Loan,
               6.53%, 02/03/08 .................    1,867,624
 12,249,625    Tranche B Term Loan,
               6.69%, 02/03/08 .................   12,369,916
              NATG Holdings LLC
  1,039,745    Credit Linked Certificate of Deposit,
               6.11%, 01/23/09 .................      977,361
    992,938    Term Loan A, 8.20%, 01/23/09 ....      198,588
    726,089    Term Loan B1, 8.70%, 01/23/10 ...      214,196
     72,363    Term Loan B2, 8.70%, 01/23/10 ...       68,021
  1,970,050   Nortek Holdings, Inc.
               Term Loan, 5.91%, 08/27/11 ......    1,996,725
  4,000,000   Palmdale Hills Property LLC
               First Lien Term Loan,
               6.61%, 05/19/10 (b) .............    4,000,000
  1,500,000   Pivotal Group-Promontory
               First Lien Term Loan,
               08/31/10 (b) ....................    1,515,000
  5,500,000   TE/TOUSA Mezzanine LLC
               Senior Mezzanine Loan,
               9.06%, 08/01/09 .................    5,500,000
  5,000,000   TWLDC Holdings LP
               Mezzanine Loan, 7.76%, 11/30/07 .    5,040,600
  4,000,000   Woodlands Commercial Property Co.
               Bridge Loan, 6.27%, 11/01/05 ....    4,030,000
                                                 ------------
                                                   56,621,599
                                                 ------------

BUSINESS EQUIPMENT & SERVICES - 3.6%
    997,500   ACI Billing Services, Inc.
               Second Lien Term Loan,
               11.25%, 04/18/11 ................    1,012,463
    700,000   American Reprographics Co.
               Second Lien Term Loan,
               10.24%, 12/18/09 ................      728,000
  3,990,000   Audio Visual Services Corp.
               Term Loan, 6.23%, 05/18/11 ......    4,039,875
  4,416,667   Brickman Group Holdings, Inc.
               Term Loan, 8.74%, 11/15/09 ......    4,405,625
  2,512,584   Carey International, Inc.
               Second Lien Term Loan,
               12.19%, 05/10/12 ................    2,135,697
  2,000,000   ClientLogic Corp.
               Second Lien Term Loan,
               12.45%, 09/03/12 ................    2,021,240
    965,242   Data Transmissions Network Corp.
               Tranche B Term Loan,
               6.61%, 03/17/12 .................      974,894
  3,250,882   Ferrell Cos., Inc.
               Term Loan, 6.94%, 12/17/11 ......    3,328,091
  2,425,000   Fidelity National Information
               Services, Inc.
               Term Loan B, 5.32%, 03/09/13 ....    2,431,329
  1,000,000   FleetCor Technologies, Inc.
               Term Loan, 6.99%, 06/30/11 ......    1,005,000
  2,000,000   GXS Corp.
               Second Lien Term Loan,
               12/20/11 (b) (c) ................    2,000,000
  1,728,125   Hillman Group, Inc.
               Term Loan B, 6.69%, 03/30/11 ....    1,759,439


 PRINCIPAL AMOUNT/
  COMMITMENT ($)                                     VALUE ($)
-----------------                                   ---------

BUSINESS EQUIPMENT & SERVICES (CONTINUED)
  2,000,000   IPC Acquisition Corp.
               First Lien Tranche B Term Loan,
               6.31%, 08/05/11 .................    2,024,160
  2,816,471   Knoll, Inc.
               Initial Term Loan, 6.52%, 09/30/11   2,841,115
  2,000,000   Survey Sampling International LLC
               Second Lien Term Loan,
               10.74%, 05/06/12 ................    2,023,760
  8,000,000   Washington Group International
               Tranche B Term Loan,
               3.30%, 10/03/07 .................    8,040,000
                                                 ------------
                                                   40,770,688
                                                 ------------

CABLE & SATELLITE TELEVISION - 9.5%
  4,991,627   Adelphia Communications Corp.
               Tranche B DIP Term Loan,
               6.31%, 03/31/06 .................    5,016,585
              Century Cable Holdings LLC
  7,500,000    Discretionary Term Loan,
               8.50%, 12/31/09 .................    7,425,000
  2,500,000    Revolver, 7.25%, 03/31/09 .......    2,463,550
 15,000,000    Term Loan, 8.50%, 06/30/09 ......   14,889,300
              Charter Communications
               Operating LLC
  1,997,517    Tranche A Term Loan,
               6.68%, 04/27/10 .................    1,987,070
 13,852,727    Tranche B Term Loan,
               6.93%, 04/07/11 .................   13,897,056
 14,087,500   Hilton Head Communications LP
               Revolver, 6.50%, 09/30/07 .......   13,770,531
  5,006,250   Knology, Inc.
               Second Lien Term Loan,
               13.68%, 06/29/11 ................    4,856,063
              Mediacom Communications Corp.
  3,720,000    Term Loan A, 4.72%, 03/31/10 ....    3,713,006
    995,000    Term Loan B, 5.81%, 03/31/13 ....    1,011,418
  1,980,038    Term Loan C, 5.44%, 09/30/10 ....    2,008,510
              Millennium Digital Media Systems LLC
    972,725    Facility A Revolver,
               8.72%, 10/31/08 .................      980,020
  3,087,013    Facility B Term Loan,
               9.02%, 10/31/08 .................    3,110,166
  3,440,262    Facility C Term Loan,
               9.00%, 10/31/08 .................    3,466,064
              Olympus Cable Holdings LLC
  9,500,000    Term Loan A, 7.75%, 06/30/10 ....    9,399,110
  1,000,000    Term Loan B, 8.50%, 09/30/10 ....      992,890
  3,000,000   Puerto Rico Cable Acquisition Co.,
               Inc. First Lien Term Loan,
               8.75%, 07/28/11 .................    3,043,140
 11,442,500   UPC Broadband Holding BV
               Term Loan F2, 7.19%, 03/31/09 ...   11,581,183
              WideOpenWest LLC
  2,970,000    Incremental Term Loan B,
               6.49%, 06/22/11 .................    2,992,275
  1,974,963    Term Loan B, 6.56%, 06/22/11 ....    1,994,712
                                                 ------------
                                                  108,597,649
                                                 ------------

CHEMICALS/PLASTICS - 3.6%
  2,500,000   Brenntag AG
               Faciltiy B2, 6.81%, 02/27/12 ....    2,539,600
  7,472,824   Celenese
               Dollar Term Loan B,
               5.74%, 04/06/11 .................    7,614,807


8    SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2005                 HIGHLAND FLOATING RATE LIMITED LIABILITY COMPANY

 PRINCIPAL AMOUNT/
  COMMITMENT ($)                                     VALUE ($)
-----------------                                   ---------

SENIOR LOAN NOTES (CONTINUED)

CHEMICALS/PLASTICS (CONTINUED)
  7,375,000   Huntsman International LLC
               Term B Dollar Loan,
               5.32%, 08/16/12 .................    7,477,513
  1,900,000   Innophos, Inc.
               Tranche B Term Loan,
               5.78%, 08/13/10 .................    1,922,173
  1,386,721   INVISTA Canada Co.
               Tranche B2 Term Loan,
               5.75%, 04/29/11 .................    1,410,988
  3,196,191   INVISTA S.A.R.L.
               Tranche B1 Term Loan,
               5.75%, 04/29/11 .................    3,244,134
  4,033,377   Kraton Polymers Group of Cos.
               Term Loan, 6.29%, 12/23/10 ......    4,102,711
              Nalco Co.
  1,813,782    Tranche A-1 Term Loan,
               6.06%, 11/04/09 .................    1,835,330
  1,997,656    Tranche B Term Loan,
               5.65%, 11/04/10 .................    2,028,699
  1,870,000   Polypore, Inc.
               U S Term Loan, 5.92%, 11/12/11 ..    1,880,921
  1,990,000   Rockwood Specialties Group, Inc.
               Tranche B Term Loan,
               5.93%, 07/30/12 .................    2,024,825
  4,959,950   Supresta U.S. LLC
               Term Loan, 6.49%, 07/20/11 ......    5,046,749
                                                 ------------
                                                   41,128,450
                                                 ------------

CLOTHING/TEXTILES - 0.8%
  1,910,354   Levi Strauss & Co.
               Tranche A Term Loan,
               10.63%, 09/29/09 ................    2,000,695
              Polymer Group, Inc.
  3,500,000    First Lien Term Loan,
               6.73%, 04/27/10 .................    3,548,125
  3,000,000    Second Lien Term Loan,
               9.73%, 04/27/11 .................    3,075,000
                                                 ------------
                                                    8,623,820
                                                 ------------

CONGLOMERATE - 1.0%
  3,346,000   Appleton Papers, Inc.
               Term Loan, 5.64%, 06/11/10 ......    3,389,933
  2,054,572   Jason, Inc.
               Term Loan B, 8.10%, 06/30/07 ....    2,023,754
  2,638,412   Mueller Group, Inc.
               Initial Term Loan, 6.37%, 04/23/11   2,669,756
  2,781,120   Youth & Family Centered
               Services, Inc.
               Term Loan B, 7.65%, 05/28/11 ....    2,781,120
                                                 ------------
                                                   10,864,563
                                                 ------------

CONTAINER/GLASS PRODUCTS - 2.3%
  4,805,341   Berry Plastics Corp.
               Term Loan, 5.60%, 12/02/11 ......    4,890,972
  3,465,000   Consolidated Container Co. LLC
               Term Loan, 6.69%, 12/15/08 ......    3,508,313
  7,462,500   Graham Packaging International, Inc.
               Term Loan B, 6.03%, 10/07/11 ....    7,593,094
  2,737,646   Graphic Packaging International, Inc.
               Tranche C Term Loan,
               6.03%, 08/09/10 .................    2,785,308

 PRINCIPAL AMOUNT/
  COMMITMENT ($)                                     VALUE ($)
-----------------                                   ---------

CONTAINER/GLASS PRODUCTS (CONTINUED)
  1,802,100   Precise Technology, Inc.
               First Lien Term Loan,
               6.50%, 03/31/11 .................    1,822,374
  5,910,000   Solo Cup, Inc.
               Term B1 Loan, 5.68%, 02/27/11 ...    5,975,837
                                                 ------------
                                                   26,575,898
                                                 ------------

COSMETICS/TOILETRIES - 0.4%
  1,000,000   MD Beauty, Inc.
               Second Lien Term Loan,
               9.90%, 02/18/13 .................    1,022,500
  2,875,000   Revlon Consumer Products Corp.
               Term Loan, 9.53%, 07/09/10 ......    2,981,605
                                                 ------------
                                                    4,004,105
                                                 ------------

DIVERSIFIED MANUFACTURING - 0.1%
  1,000,000   GenTek, Inc.
               Second Lien Term Loan,
               9.35%, 02/28/12 .................      986,660
                                                 ------------

ECOLOGICAL SERVICE & EQUIPMENT - 0.6%
              Allied Waste North America, Inc.
  1,447,504    Term Loan, 01/15/12 (b) .........    1,461,371
    552,496    Tranche A Credit Linked
               Deposit, 01/15/12 (b) ...........      557,789
  4,500,000   Environmental Systems Products
               Holdings
               Second Lien, 13.70%, 12/12/10 ...    4,590,000
                                                 ------------
                                                    6,609,160
                                                 ------------

ELECTRONIC/ELECTRIC - 4.7%
    997,500   AIS Acquisition Corp. / Sensor
               Systems, Inc.
               Term Loan, 6.23%, 04/01/11 ......    1,010,288
  2,437,500   Alliance Laundry Systems LLC
               Term Loan, 5.80%, 01/27/12 ......    2,477,865
  3,500,000   Amkor Technology, Inc.
               Second Lien Term Loan,
               8.33%, 10/27/10 .................    3,596,250
    484,353   Bridge Information Systems, Inc.
               Multidraw Term Loan,
               07/07/13 (d) (e) ................        7,265
  3,000,000   Comsys Information Technology
               Services, Inc.
               Second Lien Term Loan,
               11.02%, 04/30/10 ................    3,007,500
              Corel Corp.
    987,500    First Lien Term Loan,
               7.86%, 02/22/10 .................      987,500
  2,000,000    Second Lien Term Loan,
               11.73%, 08/15/10 ................    2,025,000
              Infor Global Solutions European
               Finance S.A.R.L.
  1,014,228    Euro Revolving Credit,
               7.21%, 04/18/10 (i) .............      978,730
  1,875,000    Second Lien Lux Term Loan,
               10.75%, 04/18/12 ................    1,896,094
  3,125,000   Magellan Holdings, Inc.
               Second Lien U S Term Loan,
               10.75%, 04/18/12 ................    3,160,156
  6,975,000   On Semiconductor Corp.
               Tranche G Term Loan,
               6.50%, 12/15/11 (b) .............    7,076,696


                               SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS. 9

AUGUST 31, 2005                 HIGHLAND FLOATING RATE LIMITED LIABILITY COMPANY

 PRINCIPAL AMOUNT/
  COMMITMENT ($)                                     VALUE ($)
-----------------                                   ---------

SENIOR LOAN NOTES (CONTINUED)

ELECTRONIC/ELECTRIC (CONTINUED)
  2,400,000   RedPrairie Corp.
               Second Lien Term Loan,
               12.50%, 05/23/09 ................    2,406,000
  3,880,000   Seagate Technology Holdings, Inc.
               Term Loan B, 4.26%, 05/13/07 ....    3,940,605
 12,500,000   SunGard Data Systems, Inc.
               U S Term Loan, 6.28%, 02/11/13 ..   12,682,875
  2,250,000   Transfirst Holdings, Inc.
               Second Lien Term Loan,
               11.00%, 03/31/11 ................    2,289,375
  1,418,390   UGS Corp.
               Term Loan, 5.67%, 05/27/11 ......    1,440,999
  4,975,000   Viasystems, Inc.
               Tranche B Term Loan,
               7.64%, 09/30/09 .................    5,034,103
                                                 ------------
                                                   54,017,301
                                                 ------------

EQUIPMENT LEASING - 1.1%
  4,466,222   NES Rentals Holdings, Inc.
               Second Lien Term Loan,
               9.71%, 08/17/10 .................    4,583,460
              United Rentals, Inc.
  1,666,667    Initial Term Loan, 02/14/11 (b) .    1,686,466
  5,760,417    Initial Term Loan, 5.92%, 02/14/11   5,828,850
    333,333    Tranche B-1 Credit Linked
               Deposit, 02/14/11 (b) ...........      337,500
                                                 ------------
                                                   12,436,276
                                                 ------------

FINANCIAL INTERMEDIARIES - 0.4%
  3,000,000   Arias Acquisitions, Inc.
               Term Loan, 9.00%, 07/26/11 ......    3,016,860
              Stile Acquisition Corp.
    997,500    Canadian Term Loan,
               5.66%, 04/06/13 .................    1,001,450
    997,500    U S Dollar Term Loan,
               5.66%, 04/06/13 .................    1,001,749
                                                 ------------
                                                    5,020,059
                                                 ------------

FOOD PRODUCTS - 2.0%
  2,954,201   American Seafoods Group LLC
               Tranche B Term Loan,
               6.74%, 03/31/09 .................    2,987,465
  4,000,000   CTI Food Holdings Co. LLC
               Second Lien Secured Term Loan,
               9.58%, 06/02/12 .................    4,095,000
  1,985,000   Doane Pet Care Co.
               Term Loan, 7.41%, 11/05/09 ......    2,015,609
              Interstate Brands Corp.
  1,875,000    Tranche A Term Loan,
               7.75%, 07/19/06 .................    1,886,250
  1,959,596    Tranche C Term Loan,
               7.77%, 07/19/07 .................    1,982,876
  3,980,893   Luigino's, Inc.
               Term Loan, 6.49%, 04/02/11 ......    4,013,218
    905,527   Merisant Co.
               Tranche B Term Loan,
               6.93%, 01/11/10 .................      897,033
  1,721,667   Pierre Foods, Inc.
               Term Loan B, 9.47%, 06/30/10 ....    1,749,110
  3,130,151   Pinnacle Foods Holding Corp.
               Term Loan, 6.76%, 11/25/10 ......    3,174,756
                                                 ------------
                                                   22,801,317
                                                 ------------

 PRINCIPAL AMOUNT/
  COMMITMENT ($)                                     VALUE ($)
-----------------                                   ---------

FOOD SERVICES - 0.4%
  1,000,000   AFC Enterprises, Inc.
               Tranche B Term Loan,
               5.75%, 05/09/11 .................    1,012,500
  2,935,303   Buffets, Inc.
               Term Loan, 7.16%, 06/28/09 ......    2,964,656
    965,000   Captain D's Inc., LLC
               First Lien Term Loan,
               7.42%, 12/27/10 .................      983,094
                                                 ------------
                                                    4,960,250
                                                 ------------

FOOD/DRUG RETAIL - 2.3%
  1,000,000   Bi-Lo LLC
               Term Loan, 7.56%, 07/01/11 ......    1,004,380
  7,429,962   Jean Coutu Group, Inc.
               Term Loan B, 5.94%, 07/30/11 ....    7,556,420
              Michael Foods, Inc.
  3,000,000    Floater Term Loan,
               6.59%, 11/20/11 .................    3,083,460
  4,563,758    Term Loan B, 5.15%, 11/21/10 ....    4,637,919
  3,000,000   Nellson Nutraceutical, Inc.
               Second Lien Term Loan,
               13.00%, 04/02/10 ................    1,883,700
  2,493,750   Reliant Pharmaceuticals, Inc.
               First Lien Term Loan,
               13.06%, 06/30/08 ................    2,496,867
              Sturm Foods, Inc.
  1,000,000    First Lien Term Loan,
               6.25%, 05/26/11 .................    1,007,500
  2,000,000    Second Lien Term Loan,
               10.94%, 05/26/12 ................    2,030,000
  1,995,000   Vitaquest International, Inc.
               First Lien Term Loan,
               7.07%, 03/07/11 .................    1,996,237
                                                 ------------
                                                   25,696,483
                                                 ------------

FOREST PRODUCTS - 0.3%
  3,000,000   NewPage Corp.
               Term Loan, 6.58%, 05/02/11 ......    3,048,750
              SP Newsprint Co.
    513,096    Tranche B-1 Credit Linked Deposit,
               3.43%, 01/09/10 .................      521,111
    218,066    Tranche B-1 Term Loan,
               6.00%, 01/09/10 .................      221,472
                                                 ------------
                                                    3,791,333
                                                 ------------

HEALTH CARE - 7.2%
  3,566,195   Alliance Imaging, Inc.
               Tranche C1 Term Loan,
               5.94%, 12/29/11 .................    3,614,125
  3,298,630   Alpharma Operating Corp.
               Term Loan B, 6.86%, 10/05/08 ....    3,309,978
  1,449,058   American HomePatient, Inc.
               Term Loan, 08/01/09 (b) (j) .....    1,438,191
  3,051,333   American Medical Response, Inc.
               Term Loan, 5.89%, 02/10/12 ......    3,101,863
  2,773,358   Ameripath, Inc.
               Term Loan, 6.92%, 03/27/10 ......    2,801,092
              Carl Zeiss Vision
  1,000,000    Term B U S Dollar Loan,
               6.24%, 05/04/13 .................    1,011,250
  1,000,000    Term C U S Dollar Loan,
               6.74%, 05/04/14 .................    1,007,500
  2,500,000    Term D U S Dollar Loan,
               8.99%, 11/04/14 .................    2,534,375


10  SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2005                 HIGHLAND FLOATING RATE LIMITED LIABILITY COMPANY

 PRINCIPAL AMOUNT/
  COMMITMENT ($)                                     VALUE ($)
-----------------                                   ---------

SENIOR LOAN NOTES (CONTINUED)

HEALTH CARE (CONTINUED)
  1,995,000   Chemed Corp.
               Term Loan, 5.45%, 08/24/10 ......    2,014,950
              Cornerstone Healthcare Group
               Holding, Inc.
  1,000,000    Senior Subordinated Unsecured
               Notes, 14.00%, 07/15/12 (j) .....    1,012,500
  2,000,000    Term Loan, 7.84%, 07/15/11 ......    2,012,500
  2,000,000   CRC Health Corp.
               Term Loan, 6.24%, 05/11/11 ......    2,020,000
  4,000,000   DaVita, Inc.
               Tranche B Term Loan,
               05/26/12 (b) ....................    4,062,800
  1,170,970   Encore Medical IHC, Inc.
               Term Loan, 6.48%, 10/04/10 ......    1,189,260
              FHC Health Systems, Inc.
  1,300,000    Delayed Draw Term Loan,
               11.33%, 10/31/06 ................    1,332,500
  1,857,143    Initial Term Loan, 9.33%, 10/31/06   1,875,714
  6,500,000    Third Lien Term Loan,
               12.23%, 02/09/11 ................    6,597,500
  1,000,000   Genoa Healthcare Group LLC
               Second Lien Term Loan,
               13.25%, 02/10/13 ................    1,025,000
  2,537,050   Hanger Orthopedic Group, Inc.
               Tranche B Term Loan,
               6.99%, 09/30/09 .................    2,584,620
              HealthSouth Corp.
  2,600,000    Fixed Rate Loan, 10.38%,
               01/16/11 (j) ....................    2,708,316
  3,937,500    Term Loan, 6.15%, 06/14/07 ......    3,984,258
  1,062,500    Tranche B Term Loan,
               3.34%, 03/08/10 .................    1,073,784
  7,174,326   Insight Health Services Corp.
               Tranche B Term Loan,
               7.24%, 10/17/08 .................    7,205,750
    577,881   Kinetic Concepts, Inc.
               Tranche B2 Term Loan,
               5.24%, 08/11/10 .................      586,006
  6,652,137   Knowledge Learning Corp.
               Term Loan, 5.99%, 01/07/12 ......    6,702,028
  1,000,000   LifeCare Holdings, Inc.
               Term Loan, 5.82%, 08/11/12 ......    1,005,000
  3,000,000   Medical Devise Group, Inc.
               Tranche C Term Loan,
               5.74%, 06/30/10 .................    3,028,140
  3,125,000   MultiPlan, Inc.
               Term Loan, 6.24%, 03/04/09 ......    3,136,719
  1,066,667   Select Medical Corp.
               Revolver, 6.22%, 02/24/11 (i) ...    1,061,333
              Skilled Healthcare LLC
  2,000,000    First Lien Term Loan,
               6.42%, 06/15/12 .................    2,035,000
  3,000,000    Second Lien Term Loan,
               11.53%, 12/15/12 ................    3,077,520
    474,603   Sunrise Medical Holdings, Inc.
               Term Loan B-1, 6.95%, 05/13/10 ..      475,196
    915,333   VWR International, Inc.
               Tranche B Dollar Term Loan,
               6.14%, 04/07/11 .................      928,258
                                                 ------------
                                                   81,553,026
                                                 ------------

HOME FURNISHINGS - 1.9%
 23,222,442   Home Interiors & Gifts, Inc.
               Initial Term Loan, 8.38%,
               03/31/11 (b) ....................   21,712,983
                                                 ------------

 PRINCIPAL AMOUNT/
  COMMITMENT ($)                                     VALUE ($)
-----------------                                   ---------

INDUSTRIAL EQUIPMENT - 1.0%
  1,625,000   AIRXCEL, Inc.
               First Lien Term Loan, 08/31/12 (b)   1,637,188
  1,756,475   Blount International, Inc.
               U S Term Loan B, 6.16%, 08/09/10     1,782,822
  4,518,407   Copperweld Corp.
               Term Loan, 8.17%, 12/17/11 ......    4,512,759
  1,098,325   Dresser, Inc.
               Term Loan C, 5.99%, 04/10/09 ....    1,110,220
  1,000,000   Penn Engineering & Manufacturing
               Corp.
               Second Lien Term Loan,
               9.47%, 05/25/12 .................    1,005,000
  1,276,231   Terex Corp.
               Term Loan, 5.68%, 07/03/09 ......    1,293,779
                                                 ------------
                                                   11,341,768
                                                 ------------

INSURANCE - 1.0%
  5,000,000   American Wholesale Insurance
               Group, Inc.
               Second Lien Term Loan,
               11.86%, 10/13/11 ................    5,000,000
  1,882,192   Conseco, Inc.
               Term Loan, 5.57%, 06/22/10 ......    1,903,385
  2,970,000   Mitchell International, Inc.
               Second Lien Term Loan,
               9.75%, 08/15/12 .................    3,021,975
  1,980,000   WellCare Health Plans, Inc.
               Term Loan, 7.62%, 05/13/09 ......    1,994,018
                                                 ------------
                                                   11,919,378
                                                 ------------

LEISURE GOODS/ACTIVITIES/MOVIES - 4.7%
  3,200,742   AMF Bowling Worldwide, Inc.
               Term Loan B, 6.67%, 08/27/09 ....    3,238,671
  2,970,000   Amscan Holdings, Inc.
               Term Loan B, 6.13%, 04/30/12 ....    3,003,413
  1,500,000   BLB Investors LLC
               Senior Secured Note,
               07/18/12 (b) ....................    1,531,875
 11,750,000   Blockbuster Entertainment Corp.
               Tranche B Term Loan,
               7.24%, 08/20/11 (b) .............   11,490,560
  2,000,000   Camelbak Products, Inc.
               Second Lien Term Loan,
               10.54%, 02/04/12 ................    1,992,500
              CNL Hospitality Properties LP
  5,000,000    First Mezzanine Loan,
               5.83%, 09/09/06 .................    5,012,500
    873,331    Term Facility, 6.07%, 10/13/06 ..      875,515
  3,000,000   Fender Musical Instruments Corp.
               Second Lien Term Loan,
               8.10%, 09/30/12 .................    3,060,000
  9,505,000   Metro-Goldwyn-Mayer Holdings,
               Inc./LOC Acquisition Co.
               Tranche B Term Loan,
               5.74%, 04/08/12 .................    9,623,052
  3,000,000   Movie Gallery, Inc.
               Term Loan B, 6.49%, 04/27/11 ....    3,018,420
  4,500,000   Oriental Trading Co., Inc.
               Second Lien Term Loan,
               8.25%, 01/08/11 .................    4,560,030
  1,000,000   Pine Tree Holdings/Pine Tree
               Country Club
               Second Lien Tranche B Term Loan,
               11.64%, 07/15/13 ................    1,017,500


                             SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.  11

AUGUST 31, 2005                 HIGHLAND FLOATING RATE LIMITED LIABILITY COMPANY

 PRINCIPAL AMOUNT/
  COMMITMENT ($)                                     VALUE ($)
-----------------                                   ---------

SENIOR LOAN NOTES (CONTINUED)

LEISURE GOODS/ACTIVITIES/MOVIES (CONTINUED)
  1,980,800   Polaroid Corp.
               Second Lien Term Loan,
               11.75%, 04/27/11 ................    1,985,752
  1,568,679   Six Flags Theme Parks, Inc.
               Tranche B Term Loan,
               6.36%, 06/30/09 .................    1,587,315
  1,980,000   Wallace Theaters
               First Lien Term Loan,
               6.74%, 07/31/09 .................    1,999,800
                                                 ------------
                                                   53,996,903
                                                 ------------

LODGING & CASINOS - 5.4%
    641,902   Ameristar Casinos, Inc.
               Term Loan B1, 5.50%, 12/20/06 ...      648,321
  2,550,000   CCM Merger, Inc./MotorCity Casino
               Term Loan B, 5.69%, 04/25/12 ....    2,582,946
  3,000,000   CNL Hotel Del Partners LP
               First Mezzanine Loan,
               7.09%, 02/09/07 .................    3,007,500
 15,000,000   Extended Stay America, Inc.
               Mezzanine Loan,
               08/01/08 (b) (c) ................   15,000,000
              Fontainebleu Florida Hotel LLC
  3,000,000    Tranche A Term Loan,
               6.54%, 05/11/08 .................    3,000,000
  2,000,000    Tranche B Term Loan,
               6.54%, 05/11/08 .................    2,000,000
  3,950,150   Green Valley Ranch Gaming LLC
               Term Loan, 5.49%, 12/22/10 ......    4,001,976
              OpBiz LLC
 13,921,569    Term Loan A, 6.50%, 08/31/10 ....   13,999,947
     33,987    Term Loan B, 7.50%, 08/31/10 ....       34,142
              Penn National Gaming, Inc.
  1,333,333    Second Lien Term Loan,
               05/26/12 (b) ....................    1,354,533
    666,667    Tranche B-2 Term Loan,
               05/15/12 (b) ....................      677,500
              Resorts International Holdings Ltd.
 11,000,000    Second Lien Term Loan,
               9.42%, 04/26/13 .................   11,044,660
  1,995,000    Term Loan B, 6.20%, 04/26/12 ....    2,023,429
  1,750,000   Trump Entertainment Resorts, Inc.
               Term Loan B-1, 6.14%, 05/20/12 ..    1,780,625
                                                 ------------
                                                   61,155,579
                                                 ------------

NONFERROUS METALS/MINING - 1.4%
  2,000,000   CII Carbon LLC
               Term Loan B, 07/13/12 (b) .......    2,020,000
    992,500   J W Aluminum Co.
               First Lien Term Loan,
               6.92%, 10/20/10 .................    1,007,387
  4,726,250   Murray Energy Corp.
               Tranche B Term Loan,
               6.86%, 01/28/10 .................    4,752,811
              Novelis, Inc.
    904,352    Canadian Term Loan,
               5.46%, 01/07/12 .................      917,809
  1,570,715    U S Term Loan,
               5.46%, 01/07/12 .................    1,593,491
              Trout Coal Holdings LLC
  2,992,500    First Lien Term Loan,
               6.02%, 03/23/11 .................    3,001,837

 PRINCIPAL AMOUNT/
  COMMITMENT ($)                                     VALUE ($)
-----------------                                   ---------

NONFERROUS METALS/MINING (CONTINUED)
  2,210,000    Second Lien Term Loan,
               8.50%, 03/23/12 .................    2,227,282
                                                 ------------
                                                   15,520,617
                                                 ------------

OIL/GAS - 4.3%
  5,000,000   ALON USA
               Term Loan, 10.30%, 01/15/09 .....    5,150,000
  3,311,252   Basic Energy Services, Inc.
               Term Loan B, 6.50%, 10/03/09 ....    3,336,087
  2,500,000   Carrizo Oil & Gas, Inc.
               Second Lien Term Loan,
               9.87%, 07/21/10 .................    2,578,125
              Coffeyville Resources LLC
    600,000    First Lien Tranche B Term Loan,
               6.06%, 06/24/12 .................      610,218
    400,000    Funded Letter of Credit,
               6.06%, 06/24/12 .................      406,876
  5,000,000    Second Lien Term Loan,
               10.31%, 06/24/13 ................    5,150,000
              El Paso Corp.
  2,500,000    Deposit Accounts, 3.24%, 11/23/09    2,534,200
  4,951,952    Term Loan, 6.44%, 11/23/09 ......    5,030,687
  4,000,000   Energy Transfer Partners LP
               Term Loan, 6.47%, 06/16/08 ......    4,056,480
              Kerr-McGee Corp.
 11,500,000    Tranche B Term Loan,
               6.14%, 05/24/11 .................   11,580,845
  4,000,000    Tranche X Term Loan,
               5.85%, 05/24/07 .................    4,013,760
  1,000,000   Primary Energy Holdings LLC
               Term Loan, 8.25%, 08/24/09 ......    1,007,820
  1,000,000   SemCrude LP
               U S Term Loan, 6.12%, 03/16/11 ..    1,013,750
  3,000,000   Trident Exploration Corp.
               Second Lien Term Loan,
               10.61%, 04/26/11 ................    3,037,500
                                                 ------------
                                                   49,506,348
                                                 ------------

PUBLISHING - 1.8%
  3,047,652   Adams Outdoor Advertising LP
               Term Loan, 5.64%, 10/15/11 ......    3,090,197
  7,950,000   American Lawyer Media Holdings, Inc.
               First Lien Term Loan,
               5.99%, 03/05/10 (b) .............    7,974,804
              North American Membership
               Group, Inc.
    997,500    First Lien Tranche B Term Loan,
               6.86%, 05/19/11 .................    1,002,488
  3,000,000    Second Lien Term Loan,
               11.11%, 11/18/11 ................    3,015,000
  1,756,706   PRIMEDIA, Inc.
               Term Loan B, 6.44%, 06/30/09 ....    1,761,098
  1,300,533   Relizon Co.
               Tranche B Term Loan,
               6.82%, 02/20/11 .................    1,307,035
  2,850,000   VISANT Corp.
               Tranche C Term Loan,
               5.94%, 12/21/11 .................    2,895,714
                                                 ------------
                                                   21,046,336
                                                 ------------

REAL ESTATE INVESTMENT TRUST - 1.8%
 14,917,752   General Growth Properties, Inc.
               Tranche B Term Loan,
               5.67%, 11/12/08 .................   15,107,656


12  SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2005                 HIGHLAND FLOATING RATE LIMITED LIABILITY COMPANY


 PRINCIPAL AMOUNT/
  COMMITMENT ($)                                     VALUE ($)
-----------------                                   ---------

SENIOR LOAN NOTES (CONTINUED)

REAL ESTATE INVESTMENT TRUST (CONTINUED)
  5,000,000   Strategic Hotel Capital, Inc.
               B2 Participation Interest Notes,
               6.39%, 07/09/06 .................    4,976,200
                                                 ------------
                                                   20,083,856
                                                 ------------

RETAILERS - 0.8%
  2,985,000   Dollarama Group LP
               Term Loan B, 5.93%, 11/18/11 ....    3,037,238
  4,022,194   Harbor Freight Tools USA
               Term Loan, 6.27%, 07/15/10 ......    4,069,978
              Prestige Brands Holdings, Inc.
    107,620    Term Loan B Add-On,
               5.19%, 04/06/11 .................      108,607
  1,975,000    Tranche B Term Loan,
               6.32%, 04/06/11 .................    1,993,921
                                                 ------------
                                                    9,209,744
                                                 ------------

STEEL - 0.4%
  1,250,000   Euramax International, Inc.
               First Lien Term Loan,
               6.13%, 06/29/13 .................    1,263,800
  2,812,500   The Techs Industries, Inc.
               Term Loan, 6.24%, 01/14/10 ......    2,819,531
                                                 ------------
                                                    4,083,331
                                                 ------------

SURFACE TRANSPORT - 0.6%
              Quality Distribution, Inc.
  2,147,512    Term Loan, 6.59%, 11/13/09 (e) ..    2,162,287
  2,731,151    Term Loan, 6.67%, 11/13/09 ......    2,749,941
  2,479,234   Transport Industries LP
               Term Loan B, 7.50%, 06/13/10 ....    2,488,531
                                                 ------------
                                                    7,400,759
                                                 ------------

TELECOMMUNICATIONS/CELLULAR - 2.0%
  2,970,000   Cellular South, Inc.
               Term Loan, 5.33%, 05/04/11 ......    3,012,709
              MetroPCS, Inc.
  4,000,000    First Lien Tranche B Term Loan,
               8.25%, 05/27/11 .................    4,122,480
  6,000,000    Second Lien Term Loan,
               10.75%, 05/27/12 ................    6,236,280
 10,000,000   Qwest Corp.
               Term Loan B, 6.95%, 06/30/10 (j)     9,992,600
                                                 ------------
                                                   23,364,069
                                                 ------------

TELECOMMUNICATIONS/COMBINATION - 2.0%
  2,000,000   Alaska Communications Systems
               Holdings, Inc.
               Term Loan, 5.49%, 02/01/12 ......    2,025,840
  4,107,450   Centennial Cellular Operating Co.
               Term Loan, 5.70%, 02/09/11 ......    4,176,455
              NTELOS, Inc.
  1,248,737    First Lien Term Loan B,
               6.17%, 08/24/11 .................    1,261,812
  1,500,000    Second Lien Term Loan,
               8.49%, 02/24/12 .................    1,503,750
  5,000,000   NTL, Inc.
               B2 Sub-Tranche,
               6.41%, 04/14/12 .................    5,043,150

 PRINCIPAL AMOUNT/
  COMMITMENT ($)                                     VALUE ($)
-----------------                                   ---------

TELECOMMUNICATIONS/COMBINATION (CONTINUED)
  4,962,349   PanAmSat Corp.
               Tranche B-1 Term Loan,
               5.65%, 08/20/11 .................    5,030,582
  3,952,934   RCN Corp.
               Term Loan, 7.94%, 12/21/11 ......    3,992,464
                                                 ------------
                                                   23,034,053
                                                 ------------

TELECOMMUNICATIONS/WIRELESS - 3.9%
  2,150,000   Bresnan Communications LLC
               Tranche B Term Loan,
               7.08%, 09/30/10 .................    2,188,700
  4,937,500   Consolidated Communications, Inc.
               Term Loan D, 5.93%, 10/14/11 ....    5,011,563
 14,925,000   Cricket Communications, Inc.
               Term Loan B, 5.99%, 01/10/11 ....   15,079,026
  5,000,000   FairPoint Communications, Inc.
               Initial B Term Loan,
               5.55%, 02/08/12 .................    5,061,250
  2,000,000   Maritime Telecommunications
               Network, Inc.
               First Lien Term Loan,
               04/07/11 (b) ....................    2,010,000
  2,000,000   Nextel Partners Operating Corp.
               Tranche D Term Loan,
               4.83%, 05/31/12 .................    2,019,780
  4,455,000   SBA Senior Finance, Inc.
               Tranche D Term Loan,
               5.58%, 10/31/08 .................    4,491,174
  2,992,500   Telcordia Technologies, Inc.
               Term Loan, 6.61%, 09/15/12 ......    2,992,500
  5,959,163   WilTel Communications Group, Inc.
               Promissory Note, 7.00%,
               04/01/10 (j) ....................    5,124,880
                                                 ------------
                                                   43,978,873
                                                 ------------

TELECOMMUNICATIONS/WIRELINE - 0.2%
  1,933,333   Valor Telecommunications
               Enterprises LLC
               Tranche B Term Loan,
               5.49%, 02/14/12 .................    1,956,108
                                                 ------------

UTILITIES - 4.4%
  2,862,685   Allegheny Energy, Inc.
               Term Advances, 5.35%, 03/08/11 ..    2,873,420
  1,960,000   Calpine Construction Finance Co.
               First Lien Term Loan,
               9.51%, 08/26/09 .................    2,065,350
    234,347   Calpine Corp.
               Second Lien Term Loan B,
               9.35%, 07/16/07 .................      190,992
  7,219,361   CenterPoint Energy, Inc.
               Term Loan, 6.08%, 04/30/10 ......    7,293,287
  1,944,089   Infrasource, Inc.
               Term Loan, 6.24%, 09/30/10 ......    1,948,949
              KGen, LLC
  1,995,000    Tranche A Term Loan,
               6.12%, 08/05/11 .................    1,990,013
     34,181    Tranche B Term Loan,
               12.49%, 08/05/11 ................       33,839
  2,000,000   La Paloma Generating Co. LLC
               Second Lien Term Loan,
               7.21%, 08/16/13 .................    2,045,000
  1,393,217   Midwest Generations LLC
               Term Loan, 5.45%, 04/27/11 ......    1,409,629


                             SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.  13

AUGUST 31, 2005                 HIGHLAND FLOATING RATE LIMITED LIABILITY COMPANY


 PRINCIPAL AMOUNT/
  COMMITMENT ($)                                     VALUE ($)
-----------------                                   ---------

SENIOR LOAN NOTES (CONTINUED)

UTILITIES (CONTINUED)
              Mirant Corp.
  2,000,000    Revolver, 12/31/05 (d) (f) ......     1,750,000
  6,000,000    Revolver, 07/15/08 (d) (f) ......     5,253,000
  2,500,000    Perryville Claim, 07/17/06 (d) (f)    2,112,500
  1,000,000   Primary Energy Holdings LLC
               Term Loan, 07/15/09 (b) .........     1,007,820
  4,565,367   Riverside Energy Center LLC
               Term Loan, 7.93%, 06/24/11 ......     4,679,501
              Rocky Mountain Energy Center LLC
    361,073    Credit Linked Certificate of Deposit,
               3.58%, 06/24/11 .................       368,295
  3,159,350    Term Loan, 7.93%, 06/24/11 ......     3,238,334
              Texas Genco LLC
  1,457,885    Delayed Draw Term Loan,
               5.41%, 12/14/11 .................     1,482,027
  9,822,436    Initial Term Loan, 5.42%, 12/14/11    9,981,166
                                                 -------------
                                                    49,723,122
                                                 -------------
               Total Senior Loan Notes
                 (Cost $1,048,300,987) ......... 1,054,552,812
                                                 -------------

FOREIGN VARIABLE RATE SENIOR LOAN NOTES (A) - 5.2%

FRANCE - 0.3%
EUR
  2,500,000   Novalis S.A.S.
               Second Lien Term Loan,
               7.90%, 12/31/13 .................     3,130,327
                                                 -------------

GERMANY - 1.0%
EUR
  3,625,000   debitel (Netherlands) Holding BV
               Second Lien Term Loan,
               9.10%, 06/11/14 .................     4,565,455
              debitel Konzemfinanzierungs GmbH
  1,125,000    Term Facility B, 4.85%, 06/11/13      1,389,969
    803,571    Term Facility C1, 5.35%, 06/11/14       995,217
    321,429    Term Facility C2, 5.35%, 06/11/14       396,790
              iesy Hessen GmbH & Co.
  1,500,000    Facility B, 4.88%, 02/14/13 .....     1,850,764
  1,500,000    Faciltiy C, 5.38%, 02/14/14 .....     1,856,299
                                                 -------------
                                                    11,054,494
                                                 -------------

ITALY - 0.7%
EUR
              Pirelli Cables & Systems, Inc.
  4,500,000    Second Lien Term Loan, 01/20/15 (b)   5,588,266
    875,000    Euro Term Loan B, 08/01/12 (b) ..     1,070,961
    875,000    Euro Term Loan C, 08/01/12 (b) ..     1,072,080
                                                 -------------
                                                     7,731,307
                                                 -------------

 PRINCIPAL AMOUNT/
  COMMITMENT ($)                                     VALUE ($)
-----------------                                   ---------

NETHERLANDS - 0.4%
EUR
              YBR Acquisition BV
  1,250,000    Facility B Term Loan,
               06/30/13 (b) ....................     1,560,367
  1,250,000    Facility C Term Loan,
               06/30/14 (b) ....................     1,559,414
  1,250,000    Facility D Term Loan,
               12/30/14 (b) ....................     1,573,818
                                                 -------------
                                                     4,693,599
                                                 -------------

UNITED KINGDOM - 2.8%
GBP
  3,125,000   PlayPower, Inc.
               Add On Term Loan,
               12/20/09 (b) ....................     5,690,759
              Red Football Ltd.
  1,250,000    Facility B Term Loan,
               7.85%, 05/11/13 .................     2,281,924
  1,250,000    Facility C Term Loan,
               8.35%, 05/11/14 .................     2,281,924
  2,000,000    Term Loan D, 11.10%, 05/11/14 ...     3,687,050
  1,402,875   SunGard UK Holdings Ltd
               Term Loan, 02/11/13 (b) .........     2,557,849
  4,000,000   Teesside Power Ltd.
               Term Loan, 04/01/08 (b) .........     7,041,366
              Trinitybrook PLC
  2,500,000    Term Loan B1, 7.34%, 07/31/13 ...     4,428,911
  2,500,000    Term Loan C, 7.84%, 07/31/14 ....     4,478,597
                                                 -------------
                                                    32,448,380
                                                 -------------
               Total Foreign Variable Rate
                 Senior Loan Notes
                 (Cost $57,753,978) ............    59,058,107
                                                 -------------

CORPORATE NOTES AND BONDS - 0.4%

AUTOMOTIVE - 0.0%
              Key Plastics Holdings, Inc.
     63,642    Junior Secured Subordinated
               Notes, 18.32%, 04/26/07 (c) .....        52,186
    101,433    Senior Secured Subordinated
               Notes, 7.00%, 04/26/07 (c) ......        91,289
                                                 -------------
                                                       143,475
                                                 -------------

BEVERAGE & TOBACCO - 0.2%
  2,000,000   Commonwealth Brands, Inc
               Floating Rate Note,
               10.91%, 04/15/08 (g) ............     2,095,000
                                                 -------------

TELECOMMUNICATIONS/WIRELESS - 0.2%
  2,000,000   Dobson Cellular Systems
               Floating Rate Note,
               8.44%, 11/01/11 .................     2,090,000
                                                 -------------
               Total Corporate Notes and Bonds
                 (Cost $4,216,224) .............     4,328,475
                                                 -------------
      SHARES
      -------

COMMON STOCKS (H) - 0.2%

AUTOMOTIVE - 0.0%
         13   Key Plastics Holdings, Inc. (c) ..             0
                                                 -------------

14  SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2005                 HIGHLAND FLOATING RATE LIMITED LIABILITY COMPANY


      SHARES                                     VALUE ($)
      ------                                     ---------


COMMON STOCKS (CONTINUED)

BUSINESS SERVICES - 0.0%
    322,876   NATG Holdings LLC (c) ............             0
                                                 -------------

DIVERSIFIED MANUFACTURING - 0.0%
      4,021   GenTek, Inc., B Shares ...........        57,179
                                                 -------------

ECOLOGICAL SERVICE & EQUIPMENT - 0.0%
      3,445   Environmental Systems Products
               Holdings (c) ....................             0
                                                 -------------

HEALTH CARE - 0.0%
     22,500   Sun Healthcare Group, Inc. .......       147,825
                                                 -------------

TELECOMMUNICATIONS/COMBINATION - 0.0%
      1,756   Eningen Realty (c) ...............             0
     92,473   SAVVIS Communications Corp. ......        89,699
                                                 -------------
                                                        89,699
                                                 -------------

TELECOMMUNICATIONS/WIRELESS - 0.2%
     76,137   Leap Wireless International, Inc.      2,600,840
                                                 -------------
               Total Common Stocks
                 (Cost $2,612,831) .............     2,895,543
                                                 -------------

PREFERRED STOCK (C) - 0.0%

DIVERSIFIED MANUFACTURING - 0.0%
     14,382   Superior Telecom, Inc., Series A .        14,382
                                                 -------------
               Total Preferred Stock
                 (Cost $14,382) ................        14,382
                                                 -------------
       UNITS
      -------

WARRANTS - 0.0%

DIVERSIFIED MANUFACTURING - 0.0%
          4   GenTek, Inc., Class A expires
               10/31/06 ........................            12
                                                 -------------

LODGING & CASINOS - 0.0%
      4,023   OpBiz LLC, expires 08/11/09 (c) ..             0
          9   OpBiz LLC, expires 08/11/09 (c) ..             0
                                                 -------------
                                                             0
                                                 -------------

UTILITIES - 0.0%
     12,470   Reliant Energy, Inc., expires
               08/15/08 (c) ....................             0
                                                 -------------
                 Total Warrants
                 (Cost $20) ....................            12
                                                 -------------
TOTAL INVESTMENTS - 98.4% ...................... 1,120,849,331
                                                 -------------
   (cost of $1,112,898,422) (k)

OTHER ASSETS & LIABILITIES, NET - 1.6% .........    18,568,551
                                                 -------------
NET ASSETS - 100.0% ............................ 1,139,417,882
                                                 =============

-------------
(a) Senior loans in which the Portfolio invests generally pay interest at rates which are periodically predetermined by reference to a base lending rate plus a premium. (Unless otherwise identified by (j), all senior loans carry a variable rate interest). These base lending rates are generally (i) the prime rate offered by one or more major United States banks, (ii) the lending rate offered by one or more European banks such as the London Inter-Bank Offered Rate ("LIBOR") and (iii) the certificate of deposit rate. Rate shown represents the weighted average rate at August 31, 2005. Senior loans, while exempt from registration under the Security Act of 1933, as amended, contain certain restrictions on resale and cannot be sold publicly. Senior secured floating rate interests often require prepayments from excess cash flow or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown.
(b) All or a portion of this position has not settled. Contract rates do not take effect until settlement date.
(c) Represents fair value as determined in good faith under the direction of the Board of Trustees.
(d) The issuer is in default of certain debt covenants. Income is not being accrued.
(e)  Loans held on participation.
(f)  This issue is under the protection of the Federal bankruptcy court.
(g) Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. This security may only be resold, in transactions exempt from registration, to qualified institutional buyers. At August 31, 2005, this security amounted to $2,095,000 or 0.2% of net assets. This security has been determined by the investment adviser to be a liquid security.
(h)  Non-income producing security.
(i)  Addiitional unfunded commitment. See Note 9.
(j)  Fixed rate senior loan.
(k)  Cost for Federal income tax purposes is $1,113,279,937.

DIP  Debtor in Possession
EUR  Euro
GBP  Great Britain Pound


                       FOREIGN VARIABLE SENIOR LOAN NOTES
                          INDUSTRY CONCENTRATION TABLE
                             (% of Total Net Assets)

         Leisure/Goods/Activities/Movies ....   1.2%
         Electronic/Electric ................   1.0%
         Retailers ..........................   0.8%
         Telecommunications/Cellular ........   0.6%
         Utilities ..........................   0.6%
         Publishing .........................   0.4%
         Cable & Satellite Television .......   0.3%
         Clothing/Textiles ..................   0.3%
                                               ----
         Total ..............................   5.2%
                                               ====


                             SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.  15

STATEMENT OF ASSETS AND LIABILITIES
--------------------------------------------------------------------------------
AUGUST 31, 2005                 HIGHLAND FLOATING RATE LIMITED LIABILITY COMPANY



                                                                                                             ($)
------------------------------------------------------------------------------------------------------------------------------------
ASSETS:
   Investments, at value (Cost $1,112,898,422) ......................................................    1,120,849,331
   Cash and cash equivalents ........................................................................       70,284,580
   Foreign currency (Cost $26,503,681) ..............................................................       26,934,128
   Receivable for:
      Investments sold ..............................................................................        7,147,881
      Interest and fees .............................................................................        7,856,548
   Other assets .....................................................................................            4,185
                                                                                                       ---------------
         Total Assets ...............................................................................    1,233,076,653

LIABILITIES:
   Deferred facility fees (Note 2) ..................................................................           78,593
   Net discount and unrealized appreciation on unfunded transactions (Note 9) .......................          263,641
   Payable for:
      Investments purchased .........................................................................       92,702,416
      Investment advisory fee (Note 4) ..............................................................          418,722
      Trustees' fees (Note 4) .......................................................................            3,333
   Accrued expenses and other liabilities ...........................................................          192,066
                                                                                                       ---------------
         Total Liabilities ..........................................................................       93,658,771
                                                                                                       ---------------
NET ASSETS ..........................................................................................    1,139,417,882
                                                                                                       ===============


16  SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


STATEMENT OF OPERATIONS
------------------------------------------------------------------------------------------------------------------------------------
FOR THE YEAR ENDED AUGUST 31, 2005                                                  HIGHLAND FLOATING RATE LIMITED LIABILITY COMPANY


                                                                                                             ($)
------------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
   Interest .........................................................................................       58,476,258
   Dividends ........................................................................................          153,936
   Facility and other fees ..........................................................................        2,174,020
                                                                                                        --------------
         Total Investment Income ....................................................................       60,804,214

EXPENSES
   Investment advisory fee (Note 4) .................................................................        4,369,407
   Accounting services fee (Note 4) .................................................................          305,196
   Transfer agent fee (Note 4) ......................................................................              843
   Professional fees ................................................................................          115,762
   Trustees' fees (Note 4) ..........................................................................           25,935
   Custody fee (Note 4) .............................................................................          132,440
   Other expenses ...................................................................................           48,799
                                                                                                        --------------
         Total Operating Expenses ...................................................................        4,998,382
   Interest expense (Note 8) ........................................................................           97,313
   Facility expense (Note 8) ........................................................................          366,077
 ....................................................................................................   --------------
         Total Expenses .............................................................................        5,461,772
   Custody earnings credit (Note 4) .................................................................              (36)
                                                                                                        --------------
         Net Expenses ...............................................................................        5,461,736
                                                                                                        --------------
   Net Investment Income ............................................................................       55,342,478
                                                                                                        --------------

NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS
   Net realized loss on investments .................................................................          (76,108)
   Net realized loss on foreign currency transactions ...............................................          (79,392)
   Net change in unrealized appreciation on investments .............................................        7,013,479
   Net change in unrealized appreciation on unfunded transactions (Note 9) ..........................           46,057
   Net change in unrealized appreciation on translation of assets and liabilities denominated in
      foreign currency ..............................................................................          311,579
                                                                                                        --------------
   Net Gain .........................................................................................        7,215,615
                                                                                                        --------------
   Net Increase in Net Assets .......................................................................       62,558,093
                                                                                                        ==============


                             SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.  17

STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------
                                HIGHLAND FLOATING RATE LIMITED LIABILITY COMPANY


                                                                                        YEARS ENDED AUGUST 31,
                                                                                       2005                 2004
                                                                                        ($)                 ($)
                                                                                 ----------------     ---------------
INCREASE IN NET ASSETS:

OPERATIONS
Net investment income ..........................................................       55,342,478          32,557,033
Net realized gain (loss) on investments and foreign currency transactions ......         (155,500)         12,489,394
Net change in unrealized appreciation on investments, translation of assets and
   liabilities denominated in foreign currency and unfunded transactions .......        7,371,115          20,295,744
                                                                                 ----------------      --------------
   Net Increase from Operations ................................................       62,558,093          65,342,171
                                                                                 ----------------      --------------

TRANSACTIONS IN INVESTOR'S BENEFICIAL INTEREST
Contributions ..................................................................      401,269,018         453,429,815
Withdrawals ....................................................................     (220,779,725)       (133,062,921)
                                                                                 ----------------      --------------
   Net Increase from Transactions in Investor's Beneficial Interest ............      180,489,293         320,366,894
                                                                                 ----------------      --------------
         Total Increase in Net Assets ..........................................      243,047,386         385,709,065

NET ASSETS
Beginning of period ............................................................      896,370,496         510,661,431
                                                                                 ----------------      --------------
End of period ..................................................................    1,139,417,882         896,370,496
                                                                                 ================      ==============


18  SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


STATEMENT OF CASH FLOWS
------------------------------------------------------------------------------------------------------------------------------------
FOR THE YEAR ENDED AUGUST 31, 2005                                               HIGHLAND FLOATING RATE LIMITED LIABILITY COMPANY


                                                                                                             ($)
------------------------------------------------------------------------------------------------------------------------------------
INCREASE IN CASH AND FOREIGN CURRENCY

CASH FLOWS USED FOR OPERATING ACTIVITIES
   Net investment income ............................................................................       55,342,478

ADJUSTMENTS TO RECONCILE NET INVESTMENT INCOME TO NET CASH USED FOR OPERATING ACTIVITIES
   Purchase of investments securities ...............................................................   (1,066,823,826)
   Proceeds from disposition of investment securities and realized gain (loss) on foreign currency ..      713,283,129
   Sale of short-term portfolio investments, net ....................................................      130,267,000
   Increase in unrealized appreciation on unfunded transactions .....................................          (46,057)
   Increase in interest and fees receivable .........................................................       (3,784,870)
   Increase in receivable for investments sold ......................................................       (3,482,015)
   Decrease in other assets .........................................................................            3,452
   Decrease in deferred facility fees ...............................................................         (366,313)
   Increase in payable for accrued expenses .........................................................           38,384
   Net amortization of premium (discount) ...........................................................       (1,028,862)
   Increase in payable for investments purchased ....................................................       92,702,416
   Increase in mark-to-market and realized gain (loss) on foreign currency and unsettled positions ..          232,187
   Increase in other liabilities                                                                               391,850
                                                                                                       ---------------
         Net cash and foreign currency flow used for operating activities ...........................      (83,271,047)

CASH FLOWS PROVIDED BY FINANCING ACTIVITIES
   Proceeds from capital contributions ..............................................................      401,269,018
   Payment of capital withdrawals ...................................................................     (220,779,725)
                                                                                                       ---------------
         Net cash flow provided by financing activities .............................................      180,489,293
                                                                                                       ---------------
         Net increase in cash and foreign currency ..................................................       97,218,246

CASH AND FOREIGN CURRENCY
   Beginning of the period ..........................................................................              462
                                                                                                       ---------------
   End of the period ................................................................................       97,218,708
                                                                                                       ===============


                             SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.  19

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
                                HIGHLAND FLOATING RATE LIMITED LIABILITY COMPANY

SELECTED DATA FOR AN INTEREST OUTSTANDING THROUGHOUT EACH PERIOD IS AS FOLLOWS:


                                                                                   YEAR ENDED AUGUST 31,
                                                       -----------------------------------------------------------------------------


                                                         2005            2004             2003            2002            2001
------------------------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS/
   SUPPLEMENTAL DATA
Total return(a)                                          6.54%           10.39%           11.68%(b)       (2.20)%          5.15%
Operating expenses(c)                                    0.51%            0.52%            0.57%           0.55%           0.53%
Interest expense and facility expense                    0.05%              --%(d)           --%(d)        0.03%             --%
Net expenses(c)                                          0.56%            0.52%            0.57%           0.58%           0.53%
Net investment income(c)                                 5.69%            4.45%            5.96%           6.42%(e)        8.94%
Portfolio turnover rate                                    75%              97%              75%             70%             63%

----------------------------------------------------
(a) Total return would have been lower had certain expenses not been reimbursed.
(b) Total return includes a voluntary reimbursement by the Portfolio's investment adviser for a realized investment loss on an investment not meeting the Portfolio's investment restrictions. This reimbursement had an impact of less than 0.01% on the Portfolio's return.
(c) The benefits derived from custody credits and directed brokerage arrangements, if applicable, had an impact of less than 0.01%.
(d) Rounds to less than 0.01%.
(e) Effective September 1, 2001, the Portfolio adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing and accreting premium and discount on debt securities. The effect of this change for the year ended August 31, 2002, was to increase the ratio of net investment income to average net assets from 6.41% to 6.42%. Ratios and supplemental data for the periods prior to August 31, 2002 have not been restated to reflect this change in presentation.


20  SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

STATEMENT OF ASSETS AND LIABILITIES
--------------------------------------------------------------------------------
AUGUST 31, 2005                                      HIGHLAND FLOATING RATE FUND


                                                                                                             ($)
------------------------------------------------------------------------------------------------------------------------------------
ASSETS:
   Investment in Portfolio ..........................................................................    1,080,843,087
   Receivable for:
      Fund shares sold ..............................................................................        7,409,085
   Other assets .....................................................................................          156,853
                                                                                                       ---------------
         Total Assets ...............................................................................    1,088,409,025

LIABILITIES:
   Payable for:
      Distributions .................................................................................        2,321,363
      Administration fee (Note 4) ...................................................................          360,452
      Trustees' fees (Note 4) .......................................................................           12,333
      Distribution and service fees (Note 4) ........................................................          456,933
   Accrued expenses and other liabilities ...........................................................          157,236
                                                                                                       ---------------
         Total Liabilities ..........................................................................        3,308,317
                                                                                                       ---------------
NET ASSETS ..........................................................................................    1,085,100,708
                                                                                                       ===============

COMPOSITION OF NET ASSETS
   Paid-in capital ..................................................................................    1,091,799,196
   Undistributed net investment income ..............................................................          633,282
   Accumulated net realized loss on investments and foreign currency transactions allocated from
      Portfolio .....................................................................................      (15,172,802)
   Net unrealized appreciation on investments, translation of assets and liabilities denominated in
      foreign currency and unfunded transactions allocated from Portfolio ...........................        7,841,032
                                                                                                       ---------------
NET ASSETS ..........................................................................................    1,085,100,708
                                                                                                       ===============

CLASS A
   Net assets .......................................................................................      355,997,904
   Shares outstanding ...............................................................................       36,042,986
   Net asset value per share  (Net assets/Shares outstanding) .......................................           9.88(a)
   Maximum offering price per share (100 / 96.50 of $9.88) ..........................................          10.24(b)

CLASS B
   Net assets .......................................................................................      169,779,684
   Shares outstanding ...............................................................................       17,196,142
   Net asset value and offering price per share  (Net assets/Shares outstanding) ....................           9.87(a)

CLASS C
   Net assets .......................................................................................      366,840,641
   Shares outstanding ...............................................................................       37,156,359
   Net asset value and offering price per share  (Net assets/Shares outstanding) ....................           9.87(a)

CLASS Z
   Net assets .......................................................................................      192,482,479
   Shares outstanding ...............................................................................       19,496,237
   Net asset value, offering and redemption price per share (Net assets/Shares outstanding) .........             9.87

----------------------------------------------------
(a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
(b) On sales of $100,000 or more, the offering price is reduced.




                             SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.  21

STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
FOR THE YEAR ENDED AUGUST 31, 2005                   HIGHLAND FLOATING RATE FUND


                                                                                                             ($)
------------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
   Interest, dividends and fees allocated from Portfolio (Note 1) ...................................       56,876,988
                                                                                                        --------------

EXPENSES
   Net operating expenses allocated from Portfolio (Note 1) .........................................        4,668,152
   Administration fee (Note 4) ......................................................................        1,820,045
   Distribution fee (Note 4):
      Class A .......................................................................................          260,844
      Class B .......................................................................................          803,926
      Class C .......................................................................................        1,803,596
   Service fee (Note 4):
      Class A .......................................................................................          658,450
      Class B .......................................................................................          446,626
      Class C .......................................................................................          751,499
   Transfer agent fee (Note 4) ......................................................................          736,422
   Professional fees ................................................................................           92,570
   Accounting services fee (Note 4) .................................................................           44,201
   Trustees' fees (Note 4) ..........................................................................           83,489
   Custody fee (Note 4) .............................................................................            1,732
   Other expenses ...................................................................................          610,241
                                                                                                        --------------
         Total Operating Expenses ...................................................................       12,781,793
                                                                                                        --------------
   Interest expenses allocated from Portfolio (Note 8) ..............................................           92,311
   Facility expenses allocated from Portfolio (Note 8) ..............................................          345,733
                                                                                                        --------------
         Total Expenses .............................................................................       13,219,837
   Fees and expenses waived or reimbursed by Investment Adviser (Note 4) ............................         (769,363)
                                                                                                        --------------
         Net Expenses ...............................................................................       12,450,474
                                                                                                        --------------
   Net Investment Income ............................................................................       44,426,514
                                                                                                        --------------

NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS ALLOCATED FROM PORTFOLIO (NOTE 1)
   Net realized loss on investments allocated from Portfolio ........................................         (102,212)
   Net realized loss on foreign currency transactions allocated from Portfolio ......................          (75,323)
   Net change in unrealized appreciation on investments allocated from Portfolio ....................        6,665,613
   Net change in unrealized appreciation on unfunded transactions allocated from Portfolio (Note 9) .           43,708
   Net change in unrealized appreciation on translation of assets and liabilities denominated in
      foreign currency allocated from Portfolio .....................................................          296,032
                                                                                                        --------------
   Net Gain .........................................................................................        6,827,818
                                                                                                        --------------
   Net Increase in Net Assets .......................................................................       51,254,332
                                                                                                        ==============

22  SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------
                                                     HIGHLAND FLOATING RATE FUND


                                                                                            YEARS ENDED AUGUST 31,
                                                                                          2005                 2004
                                                                                           ($)                 ($)
                                                                                    ----------------     ---------------
INCREASE IN NET ASSETS:

OPERATIONS
Net investment income .............................................................    44,426,514          23,375,298
Net realized gain (loss) on investments and foreign currency transactions allocated
   from Portfolio .................................................................      (177,535)         11,716,731
Net change in unrealized appreciation on investments, translation of assets and liabilities denominated in foreign currency and unfunded transactions allocated
   from Portfolio .................................................................     7,005,353          16,417,157
                                                                                   --------------      --------------
   Net Increase from Operations ...................................................    51,254,332          51,509,186
                                                                                   --------------      --------------

DISTRIBUTIONS DECLARED TO SHAREHOLDERS From net investment income:
   Class A ........................................................................   (13,226,644)         (6,051,546)
   Class B ........................................................................    (8,228,190)         (6,346,275)
   Class C ........................................................................   (13,491,196)         (7,124,188)
   Class Z ........................................................................    (8,949,145)         (3,993,912)
                                                                                   --------------      --------------
   Total Distributions Declared to Shareholders ...................................   (43,895,175)        (23,515,921)
                                                                                   --------------      --------------

SHARE TRANSACTIONS
Class A
   Subscriptions ..................................................................   194,284,743         150,174,094
   Distributions reinvested .......................................................     8,414,712           4,056,148
   Redemptions ....................................................................   (71,078,183)        (36,606,622)
                                                                                   --------------      --------------
   Net Increase ...................................................................   131,621,272         117,623,620
Class B
   Subscriptions ..................................................................     5,874,003          42,636,771
   Distributions reinvested .......................................................     4,892,459           3,649,856
   Redemptions ....................................................................   (33,620,192)        (27,516,151)
                                                                                   --------------      --------------
   Net Increase (Decrease) ........................................................   (22,853,730)         18,770,476
Class C
   Subscriptions ..................................................................   152,460,394         166,995,336
   Distributions reinvested .......................................................     8,018,612           4,331,572
   Redemptions ....................................................................   (74,887,937)        (34,117,656)
                                                                                   --------------      --------------
   Net Increase ...................................................................    85,591,069         137,209,252
Class Z:
   Subscriptions ..................................................................    97,758,278         126,869,430
   Distributions reinvested .......................................................     2,265,809           1,029,585
   Redemptions ....................................................................   (48,412,070)        (22,807,614)
                                                                                   --------------      --------------
   Net Increase ...................................................................    51,612,017         105,091,401
                                                                                   --------------      --------------
   Net Increase from Share Transactions ...........................................   245,970,628         378,694,749
                                                                                   --------------      --------------
   Total Increase in Net Assets ...................................................   253,329,785         406,688,014
                                                                                   --------------      --------------

NET ASSETS
Beginning of period ...............................................................   831,770,923         425,082,909
End of period (including undistributed and overdistributed net investment income of
   $633,282 and $(145,284), respectively) ......................................... 1,085,100,708         831,770,923
                                                                                   --------------      --------------


                             SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.  23

--------------------------------------------------------------------------------
                                                     HIGHLAND FLOATING RATE FUND


                                                                                        YEARS ENDED AUGUST 31,
                                                                                       2005                 2004
                                                                                 ----------------     ---------------
CHANGE IN SHARES

Class A:
   Subscriptions ...............................................................       19,770,029          15,464,717
   Issued for distributions reinvested .........................................          856,198             416,590
   Redemptions .................................................................       (7,239,210)         (3,764,250)
                                                                                  ---------------      --------------
   Net Increase ................................................................       13,387,017          12,117,057
Class B:
   Subscriptions ...............................................................          597,890           4,402,237
   Issued for distributions reinvested .........................................          497,995             375,744
   Redemptions .................................................................       (3,425,945)         (2,840,856)
                                                                                  ---------------      --------------
   Net Increase (Decrease) .....................................................       (2,330,060)          1,937,125
Class C:
   Subscriptions ...............................................................       15,517,260          17,241,992
   Issued for distributions reinvested .........................................          816,243             445,134
   Redemptions .................................................................       (7,624,801)         (3,515,347)
                                                                                  ---------------      --------------
   Net Increase ................................................................        8,708,702          14,171,779
Class Z:
   Subscriptions ...............................................................        9,948,182          13,152,535
   Issued for distributions reinvested .........................................          230,667             105,643
   Redemptions .................................................................       (4,924,398)         (2,357,817)
                                                                                  ---------------      --------------
   Net Increase ................................................................        5,254,451          10,900,361


24  SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
                                                     HIGHLAND FLOATING RATE FUND

SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD IS AS FOLLOWS:


                                                                YEAR ENDED AUGUST 31,
                                     -----------------------------------------------------------------------------------------------


CLASS A SHARES                                2005           2004            2003             2002             2001
------------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING
  OF PERIOD                             $      9.80    $      9.29      $      8.83      $      9.62     $     10.00

------------------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT
   OPERATIONS:
Net investment income(a)                       0.49           0.37             0.48             0.54(b)         0.81

Net realized and unrealized gain (loss)
  allocated from Portfolio(a)                  0.08           0.52             0.46            (0.79)(b)       (0.37)
                                        -----------    -----------      -----------      -----------     -----------
Total from Investment Operations               0.57           0.89             0.94            (0.25)           0.44

------------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS DECLARED TO
   SHAREHOLDERS:
From net investment income                    (0.49)         (0.38)           (0.48)           (0.54)          (0.82)
From net realized gains                          --             --               --               --(c)           --(c)
                                        -----------    -----------      -----------      -----------     -----------
Total Distributions Declared to
  Shareholders                                (0.49)         (0.38)           (0.48)           (0.54)          (0.82)

------------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD          $      9.88    $      9.80      $      9.29      $      8.83     $      9.62
Total return(d)(e)                             5.93%          9.65%           11.03%(f)        (2.67)%          4.56%

------------------------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS/
   SUPPLEMENTAL DATA:
Net operating expenses                         1.15%          1.15%            1.15%            1.15%           1.15%
Interest expense & facility expense
  allocated from Portfolio                     0.05%            --%(g)           --%(g)         0.03%             --%
Net expenses                                   1.20%          1.15%            1.15%            1.18%           1.15%
Net investment income                          5.05%          3.78%            5.39%            5.83%(b)        8.28%
Waiver/reimbursement                           0.08%          0.17%            0.28%            0.28%           0.18%
Net assets, end of period (000's)       $   355,998    $   222,032      $    97,924      $   108,583     $   138,058

----------------------------------------------------
(a) Per share data was calculated using average shares outstanding during the period.
(b) Effective September 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing and accreting premium and discount on all debt securities. The effect of this change for the year ended August 31, 2002, on the net investment income and net realized and unrealized loss per share was less than $0.01, and increased the ratio of net investment income to average net assets from 5.82% to 5.83%. Per share data and ratios for periods prior to August 31, 2002 have not been restated to reflect this change in presentation.
(c) Rounds to less than $0.01.
(d) Had the Portfolio's investment adviser not waived or reimbursed a portion of expenses, total return would have been reduced.
(e) Total return at net asset value assuming all distributions reinvested and no initial sales charge or CDSC.
(f) Total return includes a voluntary reimbursement by the Portfolio's investment adviser for a realized investment loss on an investment not meeting the Portfolio's investment restrictions. This reimbursement had an impact of less than 0.01% on the Fund's Class A Shares return.
(g) Rounds to less than 0.01%.

                             SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.  25

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
                                                     HIGHLAND FLOATING RATE FUND

SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD IS AS FOLLOWS:


                                                                YEAR ENDED AUGUST 31,
                                     -----------------------------------------------------------------------------------------------


CLASS B SHARES                                 2005           2004            2003             2002            2001
------------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING
  OF PERIOD                             $      9.80    $      9.29      $      8.83      $      9.62     $     10.00

------------------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT
   OPERATIONS:
Net investment income(a)                       0.46           0.34             0.45             0.51(b)         0.77
Net realized and unrealized gain (loss)
  allocated from Portfolio(a)                  0.06           0.51             0.46            (0.79)(b)       (0.37)
                                        -----------    -----------      -----------      -----------     -----------
Total from Investment Operations               0.52           0.85             0.91            (0.28)           0.40

------------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS DECLARED TO
   SHAREHOLDERS:
From net investment income                    (0.45)         (0.34)           (0.45)           (0.51)          (0.78)
From net realized gains                          --             --               --               --(c)           --(c)
                                        -----------    -----------      -----------      -----------     -----------
Total Distributions Declared to
  Shareholders                                (0.45)         (0.34)           (0.45)           (0.51)          (0.78)

------------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD          $      9.87    $      9.80      $      9.29      $      8.83     $      9.62
Total return(d)(e)                             5.46%          9.27%           10.65%(f)        (3.02)%          4.19%

------------------------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS/
   SUPPLEMENTAL DATA:
Net operating expenses                         1.50%          1.50%            1.50%            1.50%           1.50%
Interest expense & facility expense
  allocated from Portfolio                     0.05%            --%(g)           --%(g)         0.03%             --%
Net expenses                                   1.55%          1.50%            1.50%            1.53%           1.50%
Net investment income                          4.70%          3.51%            5.05%            5.48%(b)        7.93%
Waiver/reimbursement                           0.08%          0.17%            0.28%            0.28%           0.18%
Net assets, end of period (000's)       $    169,780   $   191,365      $   163,448      $   174,707     $   195,891

----------------------------------------------------
(a) Per share data was calculated using average shares outstanding during the period.
(b) Effective September 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing and accreting premium and discount on all debt securities. The effect of this change for the year ended August 31, 2002, on the net investment income and net realized and unrealized loss per share was less than $0.01, and increased the ratio of net investment income to average net assets from 5.47% to 5.48%. Per share data and ratios for periods prior to August 31, 2002 have not been restated to reflect this change in presentation.
(c) Rounds to less than $0.01.
(d) Had the Portfolio's investment adviser not waived or reimbursed a portion of expenses, total return would have been reduced.
(e) Total return at net asset value assuming all distributions reinvested and no CDSC.
(f) Total return includes a voluntary reimbursement by the Portfolio's investment adviser for a realized investment loss on an investment not meeting the Portfolio's investment restrictions. This reimbursement had an impact of less than 0.01% on the Fund's Class B Shares return.
(g) Rounds to less than 0.01%.


26  SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
                                                     HIGHLAND FLOATING RATE FUND

SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD IS AS FOLLOWS:


                                                                YEAR ENDED AUGUST 31,
                                     -----------------------------------------------------------------------------------------------


CLASS C SHARES                            2005           2004            2003             2002            2001
------------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING
  OF PERIOD                             $      9.80    $      9.29      $      8.83      $      9.62     $     10.00

------------------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT
   OPERATIONS:
Net investment income(a)                       0.45           0.32             0.44             0.50(b)         0.76
Net realized and unrealized gain (loss)
  allocated from Portfolio(a)                  0.06           0.52             0.46            (0.79)(b)       (0.37)
                                        -----------    -----------      -----------      -----------     -----------
Total from Investment Operations               0.51           0.84             0.90            (0.29)           0.39

------------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS DECLARED TO
   SHAREHOLDERS:
From net investment income                    (0.44)         (0.33)           (0.44)           (0.50)          (0.77)
From net realized gains                          --             --               --               --(c)           --(c)
                                        -----------    -----------      -----------      -----------     -----------
Total Distributions Declared to
  Shareholders                                (0.44)         (0.33)           (0.44)           (0.50)          (0.77)

------------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD          $      9.87    $      9.80      $      9.29      $      8.83     $      9.62
Total return(d)(e)                             5.30%          9.10%           10.48%(f)        (3.16)%          4.04%

------------------------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS/
   SUPPLEMENTAL DATA:
Net operating expenses                         1.65%          1.65%            1.65%            1.65%           1.65%
Interest expense & facility expense
  allocated from Portfolio                     0.05%            --%(g)           --%(g)         0.03%             --%
Net expenses                                   1.70%          1.65%            1.65%            1.68%           1.65%
Net investment income                          4.55%          3.28%            4.88%            5.33%(b)        7.78%
Waiver/reimbursement                           0.08%          0.17%            0.28%            0.28%           0.18%
Net assets, end of period (000's)       $   366,841    $   278,797      $   132,656      $   137,098     $   184,399

----------------------------------------------------
(a) Per share data was calculated using average shares outstanding during the period.
(b) Effective September 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing and accreting premium and discount on all debt securities. The effect of this change for the year ended August 31, 2002, on the net investment income and net realized and unrealized loss per share was less than $0.01, and increased the ratio of net investment income to average net assets from 5.32% to 5.33%. Per share data and ratios for periods prior to August 31, 2002 have not been restated to reflect this change in presentation.
(c) Rounds to less than $0.01.
(d) Had the Portfolio's investment adviser not waived or reimbursed a portion of expenses, total return would have been reduced.
(e) Total return at net asset value assuming all distributions reinvested and no CDSC.
(f) Total return includes a voluntary reimbursement by the Portfolio's investment adviser for a realized investment loss on an investment not meeting the Portfolio's investment restrictions. This reimbursement had an impact of less than 0.01% on the Fund's Class C Shares return.
(g) Rounds to less than 0.01%.

                             SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.  27

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
                                                     HIGHLAND FLOATING RATE FUND

SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD IS AS FOLLOWS:


                                                                YEAR ENDED AUGUST 31,
                                     -----------------------------------------------------------------------------------------------

CLASS Z SHARES                            2005           2004            2003             2002            2001
------------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING
  OF PERIOD                             $      9.80    $      9.29      $      8.83      $      9.62     $     10.00

------------------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT
   OPERATIONS:
Net investment income(a)                       0.53           0.40             0.50             0.57(b)         0.84
Net realized and unrealized gain (loss)
  allocated from Portfolio(a)                  0.06           0.52             0.47            (0.78)(b)       (0.37)
                                        -----------    -----------      -----------      -----------     -----------
Total from Investment Operations               0.59           0.92             0.97            (0.21)           0.47

------------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS DECLARED TO
   SHAREHOLDERS:
From net investment income                    (0.52)         (0.41)           (0.51)           (0.58)          (0.85)
From net realized gains                          --             --               --               --(c)           --(c)
                                        -----------    -----------      -----------      -----------     -----------
Total Distributions Declared to
  Shareholders                                (0.52)         (0.41)           (0.51)           (0.58)          (0.85)

------------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD          $      9.87    $      9.80      $      9.29      $      8.83     $      9.62
Total return (d)(e)                            6.20%         10.03%           11.42%(f)        (2.33)%          4.89%

------------------------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS/
   SUPPLEMENTAL DATA:
Net operating expenses                         0.80%          0.80%            0.80%            0.80%           0.80%
Interest expense & facility expense
  allocated from Portfolio                     0.05%            --%(g)           --%(g)         0.03%             --%
Net expenses                                   0.85%          0.80%            0.80%            0.83%           0.80%
Net investment income                          5.40%          4.12%            5.53%            6.18%(b)        8.63%
Waiver/reimbursement                           0.08%          0.17%            0.28%            0.28%           0.18%
Net assets, end of period (000's)       $   192,482    $   139,577      $    31,055      $    13,236     $    11,662

----------------------------------------------------
(a) Per share data was calculated using average shares outstanding during the period.
(b) Effective September 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing and accreting premium and discount on all debt securities. The effect of this change for the year ended August 31, 2002, on the net investment income and net realized and unrealized loss per share was less than $0.01, and increased the ratio of net investment income to average net assets from 6.17% to 6.18%. Per share data and ratios for periods prior to August 31, 2002 have not been restated to reflect this change in presentation.
(c) Rounds to less than $0.01.
(d) Had the Portfolio's investment adviser not waived or reimbursed a portion of expenses, total return would have been reduced.
(e) Total return at net asset value assuming all distributions reinvested.
(f) Total return includes a voluntary reimbursement by the Portfolio's investment adviser for a realized investment loss on an investment not meeting the Portfolio's investment restrictions. This reimbursement had an impact of less than 0.01% on the Fund's Class Z Shares return.
(g) Rounds to less than 0.01%.

28  SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------
AUGUST 31, 2005                                      HIGHLAND FLOATING RATE FUND


NOTE 1. ORGANIZATION
Highland Floating Rate Fund (the "Fund") is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as a non-diversified, closed-end management investment company.



INVESTMENT GOAL
The Fund invests all of its investable assets in the Highland Floating Rate Limited Liability Company (the "Portfolio"). The Portfolio seeks a high level of current income consistent with preservation of capital.



THE PORTFOLIO
The Portfolio is registered under the 1940 Act as a non-diversified, closed-end management investment company and is organized as a Delaware limited liability company. The Portfolio allocates income, expenses and realized and unrealized gains and losses to each investor on a daily basis, based on methods in compliance with the Internal Revenue Code of 1986, as amended (the "Code"). At August 31, 2005, the Fund and Highland Institutional Floating Rate Income Fund were the sole investors in the Portfolio and owned 94.9% and 5.1%, respectively, of the Portfolio.



FUND SHARES
The Fund may issue an unlimited number of shares and continuously offers three classes of shares: Class A, Class C and Class Z. Certain share classes have their own sales charge and bear class specific expenses, which include distribution fees and service fees.

On March 3, 2005, the Board of Trustees of the Fund approved the closing of the Fund's Class B shares to purchases by new and existing shareholders. The Fund discontinued selling Class B shares to new and existing investors following the close of business on May 2, 2005. Existing investors may still reinvest distributions in Class B shares.

Class A shares are subject to a maximum front-end sales charge of 3.50% based on the amount of initial investment. Class A shares purchased without an initial sales charge by accounts aggregating $1 million to $25 million at the time of purchase are subject to a 1.00% contingent deferred sales charge ("CDSC") on shares sold within eighteen months. Class B shares are subject to a maximum CDSC of 3.25% based upon the holding period after purchase. Class B shares will convert to Class A shares eight years after purchase. Please read the Fund's prospectus for additional details on Class B CDSC. Class C shares are subject to a 1.00% CDSC on shares sold within one year after purchase. Class Z shares are not subject to a sales charge. There are certain restrictions on the purchase of Class Z shares, as described in the Fund's prospectus.



NOTE 2. SIGNIFICANT ACCOUNTING POLICIES


USE OF ESTIMATES
The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America ("GAAP") requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Portfolio and the Fund in the preparation of their financial statements.



SECURITY VALUATION
The value of the Fund's assets is based on its proportionate share of the current market value of the Portfolio's net assets. For securities with readily available market quotations, the Portfolio uses those quotations for pricing. When portfolio securities are traded on the relevant day of valuation, the valuation will be the last reported sale price on that day. If there are no such sales on that day, the security will be valued at the mean between the most recently quoted bid and asked prices from principal market makers. Securities without a sale price or bid and ask quotations on the valuation day will be priced by an independent pricing service. If securities do not have readily available market quotations or pricing service prices, including circumstances under which such are determined not to be accurate or current (including when events materially affect the value of securities occurring between the time when market price is determined and calculation of the Portfolio's net asset value), such securities are valued at their fair value, as determined by the Investment Adviser in good faith in accordance with procedures established by the Portfolio's Board of Trustees. In these cases, the Portfolio's net asset value will reflect the affected portfolio securities' value as determined in the judgment of the Board of

--------------------------------------------------------------------------------
AUGUST 31, 2005                                      HIGHLAND FLOATING RATE FUND

Trustees or its designee instead of being determined by the market. Using a fair value pricing methodology to price securities may result in a value that is different from a security's most recent sale price and from the prices used by other investment companies to calculate their net asset values. There can be no assurance that the Portfolio's valuation of a security will not differ from the amount that it realizes upon the sale of such security.



SECURITY TRANSACTIONS
Security transactions are accounted for on the trade date. Cost and gains (losses) are determined based upon the specific identification method for both financial statement and federal income tax purposes.



FOREIGN CURRENCY
Foreign currencies, investments and other assets and liabilities are translated into U.S. dollars at the exchange rates using the current 4:00 p.m. London Time Spot Rate. Fluctuations in the value of the foreign currencies and other assets and liabilities resulting from changes in exchange rates, between trade and settlement dates on securities transactions and between the accrual and payment dates on dividends, interest income and foreign withholding taxes, are recorded as unrealized foreign currency gains (losses). Realized gains (losses) and unrealized appreciation (depreciation) on investment securities and income and expenses are translated on the respective dates of such transactions. The effect of changes in foreign currency exchange rates on investments in securities are not segregated in the statement of operations from the effects of changes in market prices of those securities, but are included with the net realized and unrealized gain or loss on investment securities.



REPURCHASE AGREEMENTS
The Portfolio may engage in repurchase agreement transactions with institutions that the Portfolio's investment adviser has determined are creditworthy. The Portfolio, through its custodian, receives delivery of underlying securities collateralizing a repurchase agreement. Collateral is at least equal, at all times, to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays or restrictions upon the Portfolio's ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Portfolio seeks to assert its rights.



INCOME RECOGNITION
Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums, if any. As of April 2004, facility fees received are recorded as a reduction of cost to the loan and amortized through the maturity of the loan. Prior to May 2004, facility fees received were treated as deferred revenue and amortized over two years. Unamortized facility fees are reflected as deferred fees on the Portfolio's Statement of Assets and Liabilities.



DETERMINATION OF CLASS NET ASSET VALUES
All income, expenses (other than distribution fees and service fees, which are class-specific expenses, as shown on the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis for purposes of determining the net asset value of each class. Income and expenses are allocated to each class based on the settled shares method, while realized and unrealized gains (losses) are allocated based on the relative net assets of each class.



FEDERAL INCOME TAX STATUS
The Fund intends to qualify each year as a "Regulated Investment Company" under Subchapter M of the Code and will distribute substantially all of its taxable income, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Portfolio is treated as a partnership for federal income tax purposes and all of its income is allocated to its owners based on methods in compliance with the Internal Revenue Service. Therefore, no federal income tax provision is recorded.



DISTRIBUTIONS TO SHAREHOLDERS
Dividends from net investment income are declared by the Fund daily and paid monthly. Net realized capital gains, if any, are distributed at least annually.



STATEMENT OF CASH FLOWS
Information on financial transactions which have been settled through the receipt or disbursement of cash are presented in the Statement of Cash Flows. The cash and foreign currency amount shown in the Statement of Cash Flows is the amount included within the Portfolio's Statement of Assets and Liabilities and includes cash on hand at its custodian bank and sub-custodian bank, respectively, and does not include any short-term investments.

--------------------------------------------------------------------------------
AUGUST 31, 2005                                      HIGHLAND FLOATING RATE FUND

NOTE 3. FEDERAL TAX INFORMATION

The timing and character of income and capital gain distributions are determined in accordance with Federal income tax regulations, which may differ from GAAP. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period.

Reclassifications are made to the Fund's capital accounts for permanent tax differences to reflect income and gains available for distribution (or available capital loss carryforwards) under income tax regulations.

For the year ended August 31, 2005, permanent differences resulting primarily from differing treatments for discount accretion/premium amortization on debt securities and Section 988 gain (loss) were identified and reclassified among the components of the Fund's net assets as follows:


--------------------------------------------------------------------------------
   Overdistributed        Accumulated Net
    Net Investment         Realized Gain          Paid-In
       Income                 (Loss)              Capital
--------------------------------------------------------------------------------
    $247,227                $(247,228)             $1
--------------------------------------------------------------------------------

Net investment income and net realized gains (losses), as disclosed on the Statement of Operations, and net assets were not affected by these reclassifications.

The tax character of distributions paid during the years ended August 31, 2005 and August 31, 2004 was as follows:

--------------------------------------------------------------------------------
                                                  2005               2004
--------------------------------------------------------------------------------
Distributions paid from:
   Ordinary income*                             $43,895,175     $23,515,921
--------------------------------------------------------------------------------
   Long-term capital gains                          --              --
--------------------------------------------------------------------------------

*For tax purposes short-term capital gains distributions, if any, are considered ordinary income distributions.

As of August 31, 2005, the components of distributable earnings on a tax basis were as follows:

--------------------------------------------------------------------------------
      Undistributed           Undistributed
        Ordinary                Long-Term               Net Unrealized
         Income               Capital Gains              Appreciation*
--------------------------------------------------------------------------------
     $3,339,596                   $--                   $7,475,892
--------------------------------------------------------------------------------

*The differences between book-basis and tax-basis net unrealized appreciation (depreciation) are primarily due to deferral of losses from wash sales and accretion/amortization on debt securities.

Portfolio unrealized appreciation and depreciation at August 31, 2005, based on cost of investments for federal income tax purposes, and excluding any unrealized appreciation (depreciation) from changes in the value of other assets and liabilities resulting from changes in exchange rates, was:

--------------------------------------------------------------------------------
Unrealized appreciation                         $14,617,239
--------------------------------------------------------------------------------
Unrealized depreciation                          (7,047,845)
                                                -----------
  Net unrealized appreciation                   $ 7,569,394
--------------------------------------------------------------------------------

The following capital loss carryforwards may be available to reduce taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code:

--------------------------------------------------------------------------------
        Year of                      Capital Loss
      Expiration                     Carryforward
--------------------------------------------------------------------------------
       2010                       $  6,525,450
--------------------------------------------------------------------------------
       2011                          4,178,432
--------------------------------------------------------------------------------
       2012                          3,291,779
--------------------------------------------------------------------------------
       Total                      $ 13,995,661
--------------------------------------------------------------------------------

Under current laws, certain capital losses realized after October 31 may be deferred and treated as occurring on the first day of the following fiscal year. For the fiscal year ended August 31, 2005, the Fund has elected to defer net realized capital losses of $1,166,146 and net realized currency losses of $75,323 incurred from November 1, 2004 to August 31, 2005.

NOTE 4. ADVISORY, ADMINISTRATION, SERVICE AND DISTRIBUTION, TRUSTEE, AND OTHER FEES


INVESTMENT ADVISORY FEE
Effective April 15, 2004, Highland Capital Management, L.P. ("Highland") is the investment adviser to the Portfolio. Highland receives a monthly investment advisory fee based on the Portfolio's average daily net assets at the following annual rates:

--------------------------------------------------------------------------------
Average Daily Net Assets                       Annual Fee Rate
--------------------------------------------------------------------------------
   First $1 billion                               0.45%
--------------------------------------------------------------------------------
   Next $1 billion                                0.40%
--------------------------------------------------------------------------------
   Over $2 billion                                0.35%
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
AUGUST 31, 2005                                      HIGHLAND FLOATING RATE FUND

For the year ended August 31, 2005, the Portfolio's effective investment advisory fee rate was 0.45%.


ADMINISTRATION FEES
Effective October 18, 2004, Highland provides administrative services to the Portfolio and the Fund for a monthly administration fee at the annual rate of 0.20% of the Fund's average daily net assets. The Fund, but not the Portfolio, pays Highland for these services. Under separate sub-administration agreements, Highland has delegated certain administrative functions to PFPC Inc. ("PFPC"). For the period ended August 31, 2005, Highland received $1,610,009 in administration fees and paid PFPC $80,500 for their services. This amount is included in the "Administration fee" on the Statement of Operations of the Fund.

Prior to October 18, 2004, Columbia Management Advisors, Inc. ("Columbia Management") provided administrative and other services to the Fund for a monthly administration fee at the annual rate of 0.20% of the Fund's average daily net assets. For the period September 1, 2004 through October 17, 2004, Columbia Management received $210,035 in administration fees, which is included in the "Administration fee" on the Statement of Operations of the Fund.



ACCOUNTING SERVICES FEES
Effective October 18, 2004, the Portfolio and the Fund entered into separate accounting services agreements with PFPC. All accounting services fees are paid by the Portfolio. For the period October 18, 2004 through August 31, PFPC received $239,481 for this service. An allocated portion of the Portfolio fee is included in the "Net operating expense allocated from Portfolio" on the Statement of Operations of the Fund.

Prior to October 18, 2004, Columbia Management was responsible for providing pricing and bookkeeping services to the Portfolio and the Fund under a pricing and bookkeeping agreement. Under a separate agreement (the "Outsourcing Agreement"), Columbia Management delegated those functions to State Street Bank and Trust Company ("State Street"). As a result, Columbia Management paid the total fees collected under the Outsourcing Agreement to State Street.

Under its pricing and bookkeeping agreement with the Fund, Columbia Management received from the Portfolio and the Fund an annual flat fee of $10,000 and $5,000, respectively, paid monthly, and in any month that the Fund's average daily net assets exceeded $50 million, an additional monthly fee. The additional fee rate was calculated by taking into account the fees payable to State Street under the Outsourcing Agreement. This rate was applied to the average daily net assets of the Fund for that month. The Fund also paid additional fees for pricing services based on the number of securities held by the Portfolio. For the period September 1, 2004 through October 17, 2004, Columbia Management received pricing and bookkeeping fees of $27,762 from the Fund and $30,460 from the Portfolio. The Fund fee is included in the "Accounting Services fee" and an allocated portion of the Portfolio fee is included in the "Net operating expenses allocated from Portfolio" on the Statement of Operations of the Fund.



TRANSFER AGENT FEE
Effective October 18, 2004, PFPC provides shareholder services to the Fund. For the period October 18, 2004 through August 31, 2005, PFPC received $385,392 for this service. This fee is included in the "Transfer agent fee" on the Statement of Operations of the Fund.

Prior to October 18, 2004, Columbia Funds Services, Inc. ("Columbia Services"), an affiliate of Columbia Management, provided shareholder services to the Fund. For such services, Columbia Services received a fee, paid monthly, at the annual rate of $34 per open account. Columbia Services also received reimbursement for certain out-of-pocket expenses. For the period September 1, 2004 through October 17, 2004, Columbia Services received transfer agent fees, excluding out-of-pocket expenses, of $843 from the Portfolio and $98,372 from the Fund. An allocated portion of the Portfolio fee is included in the "Net operating expenses allocated from Portfolio" and the Fund fee is included in the "Transfer agent fee" on the Statement of Operations of the Fund.



SERVICE AND DISTRIBUTION FEES
PFPC Distributors, Inc. (the "Distributor") serves as the principal underwriter and distributor of the Fund's shares. The Distributor is paid a CDSC on certain redemptions of Class A, Class B and Class C Shares. For the year ended August 31, 2005, the Distributor received $6,903, $233,286 and $90,996 of CDSC on Class A, Class B and Class C share redemptions, respectively.

The Fund has adopted a plan pursuant to Rule 12b-1 under the 1940 Act (the "Plan"), which requires the payment of a monthly service fee to the Distributor at the annual rate not to exceed 0.25% of the average daily net assets attributable to Class A, Class B and Class C

--------------------------------------------------------------------------------
AUGUST 31, 2005                                      HIGHLAND FLOATING RATE FUND

shares of the Fund. The Plan also requires the payment of a monthly distribution fee to the Distributor on an annual basis not to exceed 0.10%, 0.45% and 0.60% of the average daily net assets attributable to Class A, Class B and Class C shares, respectively.

The CDSC and the fees received from the Plan are used principally as repayment for amounts paid to dealers who sold such shares.



EXPENSE LIMITS AND FEE REIMBURSEMENTS
Highland has voluntarily agreed to waive fees and reimburse certain expenses to the extent that total expenses (inclusive of allocated Portfolio expenses but exclusive of distribution and service fees, brokerage commissions, interest, facility expense, taxes and extraordinary expenses, if any) exceed 0.80% annually of the Fund's average daily net assets. This arrangement may be revised or discontinued by Highland at any time.



CUSTODY
Effective October 18, 2004, PFPC Trust Company ("PFPC Trust") is the custodian to the Portfolio and Fund. For the period October 18, 2004 through August 31, 2005, PFPC Trust received custody fees of $112,192 from the Portfolio and $1,100 from the Fund. An allocated portion of the Portfolio fee is included in the "Net operating expenses allocated from Portfolio" and the Fund fee is included in the "Custody fee" on the Statement of Operations of the Fund.

For the period September 1, 2004 through October 17, 2004, the Portfolio and Fund had an agreement with its prior custodian bank, State Street, under which custody fees could have been reduced by balance credits. The Portfolio and Fund could have invested a portion of the assets utilized in connection with the expense offset arrangement in an income-producing asset if they had not entered into such an agreement.

FEES PAID TO OFFICERS AND TRUSTEES
The Fund pays no compensation to its officers, all of whom are employees of Highland.

Trustees who are not interested persons (as defined in the 1940 Act) of the Portfolio and Fund each receive an annual retainer fee of $25,000 for services provided as Trustees of the Portfolio and Fund. The Fund and Highland Institutional Floating Rate Income Fund pay $20,000 of this fee (allocated based on their relative net assets). The remaining $5,000 is paid by the Portfolio.



NOTE 5. PORTFOLIO INFORMATION
For the year ended August 31, 2005, the cost of purchases and proceeds from sales of securities, excluding short-term obligations, were $1,066,823,826 and $713,283,129, respectively.



NOTE 6. PERIODIC REPURCHASE OFFERS
The Fund has adopted a fundamental policy to offer each calendar quarter to repurchase a specified percentage (between 5% and 25%) of the shares then outstanding at NAV ("Repurchase Offers"). Repurchase Offers are scheduled to occur on or about the 15th day (or the next business day if the 15th is not a business day) in the months of March, June, September, and December. It is anticipated that normally the date on which the repurchase price of shares will be determined (the "Repurchase Pricing Date") will be the same date as the deadline for shareholders to provide their repurchase requests to the Distributor (the "Repurchase Request Deadline"), and if so, the Repurchase Request Deadline will be set for a time no later than the close of regular trading on the NYSE on such date. The Repurchase Pricing Date will occur no later than the 14th day after the Repurchase Request Deadline, or the next business day if the 14th day is not a business day. Repurchase proceeds will be paid to shareholders no later than seven days after the Repurchase Pricing Date.

For the year ended August 31, 2005, there were four Repurchase Offers. For each Repurchase Offer, the Fund offered to repurchase 10% of its shares. In the September, December, March and June Repurchase Offers, 5.39%, 5.87%, 4.29% and 6.27%, respectively, of shares outstanding were repurchased.

--------------------------------------------------------------------------------
AUGUST 31, 2005                                      HIGHLAND FLOATING RATE FUND

NOTE 7. SENIOR LOAN PARTICIPATION COMMITMENTS
The Portfolio invests at least 80% of its net assets (plus any borrowings for investment purposes) in adjustable rate senior loans ("Senior Loans") the interest rates of which float or vary periodically based upon a benchmark indicator of prevailing interest rates to domestic foreign corporations, partnerships and other entities ("Borrowers"). If the lead lender in a typical lending syndicate becomes insolvent, enters FDIC receivership or, if not FDIC insured enters into bankruptcy, the Portfolio may incur certain costs and delays in receiving payment or may suffer a loss of principal and/or interest. When the Portfolio purchases a participation of a Senior Loan interest, the Portfolio typically enters into a contractual agreement with the lender or other third party selling the participation, not with the borrower directly. As such, the Portfolio assumes the credit risk of the Borrower, selling participant or other persons interpositioned between the Portfolio and the Borrower. The ability of Borrowers to meet their obligations may be affected by economic developments in a specific industry.

At August 31, 2005, the following sets forth the selling participants with respect to interests in Senior Loans purchased by the Portfolio on a participation basis.



                                    Principal
 Selling Participant                 Amount        Value
--------------------------------------------------------------------------------
 Goldman Sachs:
   Bridge Information Systems, Inc.
   Multidraw Term Loan           $   484,353    $    7,265
--------------------------------------------------------------------------------
 CSFB:
   Quality Distributions, Inc.
   Term Loan                     $ 2,147,512    $2,162,287
--------------------------------------------------------------------------------

NOTE 8. LINE OF CREDIT
On September 13, 2004, the Portfolio entered into a $150,000,000 credit facility used for temporary or emergency purposes to facilitate portfolio liquidity. Interest is charged to the Portfolio based on its borrowings. In addition, the Portfolio has agreed to pay facility expenses on the unutilized line of credit, which are included on the Statement of Operations.

For the year ended August 31, 2005, the average daily loan balance outstanding on days where borrowings existed was $59,166,667 at a weighted average interest rate of 4.93%.

For the period September 1, 2004 through September 12, 2004, the Portfolio and other previously affiliated funds participated in a $350,000,000 credit facility, for temporary or emergency purposes to facilitate portfolio liquidity. Interest was charged to the Portfolio based on its borrowings. In addition, the Portfolio agreed to pay facility expenses on its pro-rata portion of the unutilized line of credit.

Interest expense allocated to the Fund of $92,311 was paid for use of the line of credit and is included on the Statement of Operations.

NOTE 9. UNFUNDED LOAN COMMITMENTS
As of August 31, 2005, the Portfolio had unfunded loan commitments of $20,846,852, which could be extended at the option of the Borrower, pursuant to the following loan agreements:

--------------------------------------------------------------------------------
                                                   Unfunded
                                                     Loan
 Borrower                                         Commitment
--------------------------------------------------------------------------------
  CCM Merger, Inc./MotorCity Casino         $        450,000
--------------------------------------------------------------------------------
  Centennial Cellular Operating Co.                2,250,000
--------------------------------------------------------------------------------
  Covanta Energy Corp.                             1,000,000
--------------------------------------------------------------------------------
  Cricket Communications, Inc.                     5,000,000
--------------------------------------------------------------------------------
  Dobson Cellular Systems, Inc.                      625,000
--------------------------------------------------------------------------------
  Federal-Mogul Corp.                                102,746
--------------------------------------------------------------------------------
  Infor Global Solutions European Finance S.A.R.L. 1,235,772
--------------------------------------------------------------------------------
  Interstate Bakeries Corp.                        7,500,000
--------------------------------------------------------------------------------
  Select Medical Corp.                               933,334
--------------------------------------------------------------------------------
  Trump Entertainment Resorts, Inc.                1,750,000
--------------------------------------------------------------------------------
                                            $     20,846,852
--------------------------------------------------------------------------------

NOTE 10. DISCLOSURE OF SIGNIFICANT RISKS AND CONTINGENCIES


INDUSTRY FOCUS
The Portfolio may focus its investments in certain industries, subjecting it to greater risk than a Portfolio that is more diversified.

NON-PAYMENT RISK
Senior Loans, like other corporate debt obligations, are subject to the risk of non-payment of scheduled interest and/or principal. Non-payment would result in a reduction of income to the Portfolio, a reduction in the value of the Senior Loan experiencing non-payment and a potential decrease in the net asset value of the Fund.

--------------------------------------------------------------------------------
AUGUST 31, 2005                                      HIGHLAND FLOATING RATE FUND

CREDIT RISK
Securities rated below investment grade are commonly referred to as high-yield, high risk or "junk debt." They are regarded as predominantly speculative with respect to the issuing company's continuing ability to meet principal and/or interest payments. Investments in high-yield Senior Loans may result in greater net asset value fluctuation than if the Portfolio did not make such investments.



CURRENCY RISK
A portion of the Fund's assets may be quoted or denominated in non-U.S. currencies. These securities may be adversely affected by fluctuations in relative currency exchange rates and by exchange control regulations. The Fund's investment performance may be negatively affected by a devaluation of a currency in which the Fund's investments are quoted or denominated. Further, the Fund's investment performance may be significantly affected, either positively or negatively, by currency exchange rates because the U.S. dollar value of securities quoted or denominated in another currency will increase or decrease in response to changes in the value of such currency in relation to the U.S. dollar.



LEGAL PROCEEDINGS
Prior to April 15, 2004, the Fund was advised by Columbia Management and was part of the Columbia Funds Complex (the "Columbia Funds"). Several Columbia Funds are defendants in civil lawsuits that have been transferred and consolidated for pretrial proceedings in the United States District Court for the District of Maryland in the Special Multi-District Litigation proceeding (Index No. 04-MO-15863) created for actions involving market timing issues against mutual fund complexes. The lawsuits have been commenced as putative class actions on behalf of investors who purchased, held or redeemed shares of the Funds during specified periods or as derivative actions on behalf of the Funds. The lawsuits seek, among other things, unspecified compensatory damages plus interest and, in some cases, punitive damages, the rescission of investment advisory contracts, the return of fees paid under those contracts, and restitution. The consolidated amended class action complaint against Columbia-affiliated defendants was filed on September 29, 2004 and does not name the Fund as a defendant or nominal defendant. The consolidated amended fund derivative complaint against Columbia-affiliated defendants was also filed on September 29, 2004 and names the Columbia Funds, collectively, as nominal defendants.

On March 2, 2005, four civil revenue sharing actions alleging, among other things, that various mutual funds (including the Fund) advised by Columbia Management and Columbia Wanger Asset Management L.P. inappropriately used fund assets to pay brokers to promote the funds by directing fund brokerage transactions to such brokers and did not fully disclose such arrangements to shareholders, and charged excessive 12b-1 fees, were consolidated into a single action in the United States District Court for Massachusetts (In re Columbia Entities Litigation, Civil Action No. 04-11704-REK). On June 9, 2005, plaintiffs filed a consolidated amended class action complaint and a motion for class certification. On or about August 8, 2005, all defendents (including the Fund) filed motions to dismiss the consolidated amended complaint. The court has not decided either the class certification or dismissal motions.



NOTE 11. SUBSEQUENT EVENT
On September 7, 2005, the Board of Directors of the Highland Institutional Floating Rate Income Fund ("Institutional Fund") (See Note 1) determined it to be in the best interest of the Institutional Fund and the Institutional Fund's shareholders that the Institutional Fund be terminated and its assets be liquidated at a date to be determined. Furthermore, that the Board of Directors of the Institutional Fund designated the officers of the Institutional Fund to take any and all action they deem necessary, to (i) cease the sale of shares of the Institutional Fund, (ii) cease the investment activity of the Institutional Fund and (iii) terminate and liquidate the Institutional Fund's portfolio investments and wind up its operations.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
--------------------------------------------------------------------------------
AUGUST 31, 2005                                      HIGHLAND FLOATING RATE FUND

TO THE TRUSTEES AND SHAREHOLDERS OF HIGHLAND FLOATING RATE FUND AND THE TRUSTEES AND PARTICIPANTS OF HIGHLAND FLOATING RATE LIMITED LIABILITY COMPANY:

In our opinion, the accompanying statements of assets and liabilities, including the investment portfolio, and the related statements of operations, changes in net assets and of cash flows and the financial highlights present fairly, in all material respects, the financial position of Highland Floating Rate Fund (the "Fund") and Highland Floating Rate Limited Liability Company (the "Portfolio") at August 31, 2005, and the results of their operations, the changes in their net assets, the Portfolio's cash flows and their financial highlights for the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's and the Portfolio's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of investments held at August 31, 2005 by correspondence with the custodian and the banks with whom the Portfolio owns participations in loans, provide a reasonable basis for our opinion.



PricewaterhouseCoopers LLP
Boston, Massachusetts
October 25, 2005

ADDITIONAL INFORMATION (UNAUDITED)
--------------------------------------------------------------------------------
AUGUST 31, 2005                                      HIGHLAND FLOATING RATE FUND

TRUSTEES AND OFFICERS

The Trustees and officers serve terms of indefinite duration. The names, addresses and ages of the Trustees and officers of the Fund, the year each was first elected or appointed to office, their principal business occupations during at least the last five years, the number of portfolios overseen by each Trustee and other directorships they hold are shown below. Each officer listed below serves as an officer of each Fund in the Highland Funds Complex.



                                           YEAR FIRST          PRINCIPAL              NUMBER OF PORTFOLIOS
                                           ELECTED OR        OCCUPATION(S)              IN HIGHLAND FUNDS          OTHER
NAME, ADDRESS,              POSITION        APPOINTED          DURING PAST              COMPLEX OVERSEEN       DIRECTORSHIPS
AND AGE                     WITH FUND      TO OFFICE           FIVE YEARS                  BY TRUSTEE1              HELD
                              INDEPENDENT TRUSTEES

Timothy K. Hui               Trustee          2004      Associate Provost for Graduate          8               None.
(Age 56)                                                Education since July 2004 and
c/o Highland Capital                                    Assistant Provost for Educational
Management, L.P.                                        Resources from July 2001 to
13455 Noel Road,                                        June 2004, Philadelphia
Suite 1300                                              Biblical University.
Dallas, Texas 75240

Scott F. Kavanaugh           Trustee          2004      Private Investor. From February         8               None.
(Age 44)                                                2003, to July 2003, an Executive at
c/o Highland Capital                                    Provident Funding Mortgage
Management, L.P.                                        Corporation. From January 2000
13455 Noel Road,                                        to February 2003, Executive Vice
Suite 1300                                              President, Director and Treasurer
Dallas, Texas 75240                                     of Commercial Capital Bank. From
                                                        April 1998 to February
                                                        2003, Managing Principal
                                                        and Chief Operating
                                                        Officer of Financial
                                                        Institutional Partners
                                                        Mortgage Company and the
                                                        Managing Principal and
                                                        President of Financial
                                                        Institutional Partners,
                                                        LLC, an investment
                                                        banking firm.

James F. Leary               Trustee          2004      Since January 1999, a Managing          8               Capstone
(Age 75)                                                Director of Benefit Capital                             Series Fund,
c/o Highland Capital                                    Southwest, Inc., a financial                            Inc.; Stewart
Management, L.P.                                        consulting firm.                                        Funds, Inc.
13455 Noel Road,                                                                                                (3 portfolios);
Suite 1300                                                                                                      Pacesetter/
Dallas, Texas 75240                                                                                             MVHC Inc.
                                                                                                                (small business
                                                                                                                investment
                                                                                                                company)

Bryan A. Ward                Trustee          2004      Since January 2002, Senior              8               None.
(Age 50)                                                Manager of Accenture, LLP. From
c/o Highland Capital                                    September 1998 to December
Management, L.P.                                        2001, he was Special Projects
13455 Noel Road,                                        Advisor to Accenture, LLP
Suite 1300                                              with focus on the oil and gas
Dallas, Texas 75240                                     industry.

--------------------------------------------------------------------------------
AUGUST 31, 2005                                      HIGHLAND FLOATING RATE FUND


TRUSTEES AND OFFICERS

                                           YEAR FIRST          PRINCIPAL              NUMBER OF PORTFOLIOS
                                           ELECTED OR        OCCUPATION(S)              IN HIGHLAND FUNDS          OTHER
NAME, ADDRESS,              POSITION        APPOINTED          DURING PAST              COMPLEX OVERSEEN       DIRECTORSHIPS
AND AGE                     WITH FUND      TO OFFICE           FIVE YEARS                  BY TRUSTEE1              HELD
                                                          INTERESTED TRUSTEE 2
R. Joseph Dougherty          Trustee          2004      Portfolio Manager of the                8                   None.
(Age 34)                 and Senior Vice                Adviser. Prior to 2000, he
c/o Highland Capital        President                   was a Portfolio Analyst
Management, L.P.                                        for the Adviser.
13455 Noel Road,
Suite 1300
Dallas, TX 75240
                                    OFFICERS

James D. Dondero           President          2004      President and Managing                 N/A                  N/A
(Age 42)                                                Partner of the Adviser.
c/o Highland Capital                                    Director of Heritage Bank.
Management, L.P.                                        Director and Chairman of
13455 Noel Road,                                        Heritage Bankshares, Inc.
Suite 1300
Dallas, TX 75240

Mark Okada                  Executive         2004      Chief Investment Officer of            N/A                  N/A
(Age 44)                      Vice                      the Adviser. Director of Heritage
c/o Highland Capital        President                   Bank and Heritage Bankshares,
Management, L.P.                                         Inc.
13455 Noel Road,
Suite 1300
Dallas, TX 75240

M. Jason Blackburn       Secretary and        2004      Assistant Controller of the Adviser.   N/A                  N/A
(Age 29)                    Treasurer                   From September 1999 to
c/o Highland Capital                                    October 2001, he was an
Management, L.P.                                        accountant for KPMG LLP.
13455 Noel Road,
Suite 1300
Dallas, TX 75240

Michael S. Minces             Chief           2004      From October 2003 to August 2004,      N/A                  N/A
(Age 30)                   Compliance                   associate at Akin Gump Strauss
c/o Highland Capital         Officer                    Hauer & Feld LLP (law firm). From
Management, L.P.                                        October 2000 to March 2003,
13455 Noel Road,                                        associate at Skadden, Arps, Slate,
Suite 1300                                              Meagher & Flom LLP (law firm).
Dallas, TX 75240                                        Previously, he attended The University
                                                        of Texas at Austin School of Law.

1 The Highland Fund Complex consists of the following funds (the "Highland
  Funds"): Highland Floating Rate Limited Liability Company, Highland Floating Rate Fund, Highland Floating Rate Advantage Fund, Highland Institutional Floating Rate Income Fund, Highland Corporate Opportunities Fund, Restoration Opportunities Fund, Prospect Street(R) High Income Portfolio Inc. and Prospect Street(R) Income Shares Inc.

2 Mr. Dougherty is deemed to be an "interested person" of the Fund under the 1940 Act because of his position with the Adviser.

IMPORTANT INFORMATION ABOUT THIS REPORT
--------------------------------------------------------------------------------

TRANSFER AGENT
PFPC Inc.
101 Sabin Street
Pawtucket, RI 02860

DISTRIBUTOR
PFPC Distributors, Inc.
760 Moore Road
King of Prussia, PA 19406

INVESTMENT ADVISER
Highland Capital Management, L.P.
13455 Noel Road Suite 1300
Dallas, TX 75240

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
PricewaterhouseCoopers LLP
125 High Street
Boston, MA 02110


The Fund mails one shareholder report to each shareholder address. If you would like more than one report, please call shareholder services at 1-877-665-1287 and additional reports will be sent to you.

This report has been prepared for shareholders of Highland Floating Rate Fund.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to its portfolio securities, and the Fund's proxy voting record for the most recent 12-month period ended June 30, are available
(i) without charge, upon request, by calling 1-877-665-1287 and (ii) on the Securities and Exchange Commission's website at http://www.sec.gov.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund's Forms N-Q are available on the Commission's website at http:/www.sec.gov and also may be reviewed and copied at the Commission's Public Reference Room in Washington, DC. Information on the Public Reference Room may be obtained by calling 1-800-SEC-0330.

The Statement of Additional Information includes information about Fund Directors and is available upon request without charge by calling
1-877-665-1287.

                       THIS PAGE LEFT BLANK INTENTIONALLY.

HIGHLAND FLOATING RATE FUND                       Annual Report, August 31, 2005

[GRAPHIC OMITTED] HIGHLAND FUNDS
managed by Highland Capital Management, L.P.

                                                                  HLC-FR AR-8/05

ITEM 2. CODE OF ETHICS.

     (a) The registrant, as of the end of the period covered by this report, has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions.

     (b) Not applicable.

     (c) There have been no amendments, during the period covered by this report, to a provision of the code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions.

     (d) The registrant has not granted any waiver, including any implicit waiver, from a provision of the code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller.

     (e) Not applicable.

     (f) The registrant's code of ethics is incorporated by reference to Exhibit
         (a)(1) to the registrant's Form N-CSR filed with the Securities and Exchange Commission on November 9, 2004 (Accession No. 0001047469-04-033535).



ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

The Registrant's Board of Trustees (the "Board") has determined that James Leary, a member of the Audit Committee of the Board, is an audit committee financial expert as defined by the Securities and Exchange Commission (the "SEC"). Mr. Leary is "independent" as defined by the SEC for purposes of audit committee financial expert determinations.


ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

AUDIT FEES

     (a) The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years were $11,250 for the fiscal year ended August 31, 2004 and $11,850 for the fiscal year ended August 31, 2005.

AUDIT-RELATED FEES

     (b) The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item were $4,000 for the fiscal year ended August 31, 2004 and $5,000 for the fiscal year ended August 31, 2005. The nature of those services was agreed-upon procedures related to semi-annual financial statements.

TAX FEES

     (c) The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning were $3,400 for the fiscal year ended August 31, 2004 and $3,700 for the fiscal year ended August 31, 2005. The nature of those services was assistance on tax returns and excise tax calculations.

ALL OTHER FEES

     (d) The aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item were $0 for the fiscal year ended August 31, 2004 and $0 for the fiscal year ended August 31, 2005.

  (e)(1) Disclose the audit committee's pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

         The Audit Committee shall:

         (a) have direct responsibility for the appointment, compensation, retention and oversight of the Fund's independent auditors and, in connection therewith, to review and evaluate matters potentially affecting the independence and capabilities of the auditors; and

         (b) review and pre-approve (including associated fees) all audit and other services to be provided by the independent auditors to the Fund and all non-audit services to be provided by the independent auditors to the Fund's investment adviser or any entity controlling, controlled by or under common control with the investment adviser (an "Adviser Affiliate") that provides ongoing services to the Fund, if the engagement relates directly to the operations and financial reporting of the Fund; and

         (c)  establish,  to the extent permitted by law and deemed  appropriate
              by  the  Audit  Committee,   detailed  pre-approval  policies  and
              procedures for such services; and

         (d) consider whether the independent auditors' provision of any non-audit services to the Fund, the Fund's investment adviser or an Adviser Affiliate not pre-approved by the Audit Committee are compatible with maintaining the independence of the independent auditors.

  (e)(2) The percentage of services  described in each of paragraphs (b) through
         (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X are as follows:

                  (b) 100%

                  (c) 100%

                  (d) Not applicable

     (f) The percentage of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees was less than fifty percent.

     (g) The aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant were $0 for the fiscal year ended August 31, 2004 and $85,252 for the fiscal year ended August 31, 2005.

     (h) The registrant's audit committee of the board of directors has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.



ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.



ITEM 6. SCHEDULE OF INVESTMENTS.

Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.



ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

         The Adviser has adopted proxy voting guidelines (the "Guidelines") that provide as follows:

o The Adviser votes proxies in respect of a client's securities in the client's best economic interests and without regard to the interests of the Adviser or any other client of the Adviser.

o Unless the Adviser's Proxy Voting Committee (the "Committee") otherwise determines (and documents the basis for its decision) or as otherwise provided below, the Adviser votes proxies in a manner consistent with the Guidelines.

o To avoid material conflicts of interest, the Adviser applies the Guidelines in an objective and consistent manner across client accounts. Where a material conflict of interest has been identified and the matter is covered by the Guidelines, the Committee votes in accordance with the Guidelines. For clients that are registered investment companies, where a conflict of interest has been identified and the matter is not covered in the Guidelines, the Adviser will disclose the conflict and the Committee's determination of the manner in which to vote to the Fund's Board. For clients that are not investment companies, where a conflict of interest has been identified and the matter is not covered in the Guidelines, the Committee will disclose the conflict to the client and advise the client that its securities will be voted only upon the client's written direction.

o The Adviser also may determine not to vote proxies in respect of securities of any issuer if it determines it would be in its clients' overall best interests not to vote.

The Adviser's Guidelines address how it will vote proxies on particular types of matters such as changes in corporate government structures, adoption of options plans and anti-takeover proposals. For example, the Adviser generally will:

o support management in most elections for directors, unless the board gives evidence of acting contrary to the best economic interests of shareholders;

o support option plans, if it believes that they provide for their administration by disinterested parties and provide incentive to directors, managers and other employees by aligning their economic interests with those of the shareholders while limiting the transfer of wealth out of the company; and

o oppose anti-takeover proposals unless they are structured in such a way that they give shareholders the ultimate decision on any proposal or offer.



ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not yet applicable.



ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant's board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A (17 CFR 240.14a-101), or this Item.


ITEM 11. CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act")) are effective, as of a date within 90 days of this filing, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).


     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's last half year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 12. EXHIBITS.

     (a)(1)   Not applicable.

     (a)(2)   Certifications  pursuant to Rule  30a-2(a)  under the 1940 Act and
              Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

     (a)(3)   Not applicable.

     (b)      Certifications  pursuant to Rule  30a-2(b)  under the 1940 Act and
              Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant) HIGHLAND FLOATING RATE FUND
            --------------------------------------------------------------------

By (Signature and Title)*  /S/ JAMES D. DONDERO
                         -------------------------------------------------------
                           James D. Dondero, Chief Executive Officer
                           (principal executive officer)

Date              NOVEMBER 3, 2005
    ----------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*  /S/ JAMES D. DONDERO
                         -------------------------------------------------------
                           James D. Dondero, Chief Executive Officer
                           (principal executive officer)

Date              NOVEMBER 3, 2005
    ----------------------------------------------------------------------------


By (Signature and Title)*  /S/ M. JASON BLACKBURN
                         -------------------------------------------------------
                           M. Jason Blackburn,  Chief Financial Officer
                           (principal financial officer)

Date              NOVEMBER 3, 2005
    ----------------------------------------------------------------------------



* Print the name and title of each signing officer under his or her signature.